                                                              NUVEEN Investments

--------------------------------------------------------------------------------
Nuveen Municipal
Bond Funds

SEMIANNUAL REPORT NOVEMBER 30, 2000
--------------------------------------------------------------------------------
Dependable, tax-free income to help you keep more of what you earn.

[PHOTO APPEARS HERE]

INVEST WELL

LOOK AHEAD

LEAVE YOUR MARK/SM/

Georgia
Louisiana
North Carolina
Tennessee

Dear Shareholders,

You may notice a change in your fund's semiannual report. We've simplified the format to make it easier for you to get the information you want. We have consolidated the chart information. Statistics such as total returns and yields for your fund, portfolio allocation and credit quality--are now all on one easy-to-read page. Finally, we want you to know what has happened in the municipal bond market without having to wade through a lot of technical analysis, so we have limited economic commentary about the period to one page.

Your annual report, which will cover the 12-month period ending May 31, 2001, will as always, include an in-depth interview with your fund's portfolio manager. We strongly encourage you to read that report when you receive it, as it strives to educate you on the value of Nuveen's active management of your mutual fund.

If you have any questions about the changes made to your semiannual report, please do not hesitate to contact Shareholder Services at (800) 257-8787. You can also contact us through our Internet site, www.nuveen.com.

   Contents

 1 Dear Shareholder
 3 Market Commentary
 4 Nuveen Georgia Municipal Bond Fund Spotlight
 5 Nuveen Louisiana Municipal Bond Fund Spotlight
 6 Nuveen North Carolina Municipal Bond Fund Spotlight
 7 Nuveen Tennessee Municipal Bond Fund Spotlight
 8 Portfolio of Investments
24 Statement of Net Assets
26 Statement of Operations
27 Statement of Changes in Net Assets
29 Notes to Financial Statements
35 Financial Highlights
41 Fund Information

                             Must be preceded by or accompanied by a prospectus.

DEAR
Shareholder,

[Photo of Timothy R. Schwertfeger Appears Here]
Timothy R. Schwertfeger
Chairman of the Board

Harvard University, Tiffany's and Dom Perignon are each the Rolls-Royce of its market. Each is synonymous with "quality." Each has established, reinforced and marketed its brand as one that consistently delivers a quality product - be it education, fine jewelry or champagne. Each has made a promise to its customers, and each works hard to keep that promise, year after year.

Webster defines quality as the degree of excellence that a thing possesses. Nuveen Investments defines quality by the excellence of our portfolio management and products as well as of the financial advisors you, and our firm, work with.


Quality Portfolio Management and Products

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

     . A commitment to exhaustive research
     . An active, value-oriented investment style
     . The unmatched presence of trading leverage of a market leader.

While you may be familiar with our income funds, you may not be aware of the equity mutual funds we offer investors. Our two newest funds - Nuveen Innovation and Nuveen International Growth - were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise."

Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc. The investment philosophy Rittenhouse established years ago remains firmly in place today - pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.

We also offer several growth and income style funds, all managed by Institutional Capital Corporation (ICAP). ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Large-Cap Value Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.

                                                Semiannual Report         page 1

Quality Financial Advisors

Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities - and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.

This Report

Please review your fund's Financial Spotlight to learn how it is positioned as of its period ended November 30, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.
Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
January 12, 2001



Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.



Semiannual Report         page 2

NUVEEN MUNICIPAL BOND FUNDS

Market Commentary

The benefits of adhering to an asset allocation plan were abundantly obvious in 2000. In contrast to the S&P 500's dismal one-year total return of -9.1% in 2000, the Lehman Brothers General Municipal Bond Index reported a positive return of 11.7% for the one-year period ended December 31, 2000. The yield on the Bond Buyer 20 fell by 0.86% to 5.14% in 2000.

Compared to other fixed-income investments, municipals have become more attractive. After reaching a low of 77.0% in late July, the ratio of the Bond Buyer 20 to 20-year taxable swaps has risen to 81.6% at yearend. This may reflect the market's anticipation of the potential reduction in federal income tax rates. However, the paper-thin margin of victory for President-elect George
W. Bush and the nearly 50/50 split in Congress argue against any dramatic changes to the Tax Code.

The Economy

Several factors contributed to the Federal Reserve's decision to cut the Fed Fund's rate 0.50% January 3, 2001:

  . unemployment claims are up about 20% from their low point in 2000;
  . automakers expect to cut production by 6% in the first quarter of 2001; . consumer confidence has plummeted by 14 points since September 2000; and . the volatility of the stock market has made investors more risk averse.

The downturn is not limited to this country. Like its U.S. counterpart, the European purchasing managers index is also trending lower.

The one notable exception to this trend has been the resilient housing market. While housing starts are below their average for the last 12 months and their average in 1999, they remain at a high level by historical standards. Housing activity leads to spending for furnishings and appliances.

The weakness of the economy is expected to take some of the pressure off consumer prices. With the pace of layoffs increasing, workers are not likely to press for outsized wage gains. A survey of 54 economists by The Wall Street Journal found that, on average, they expect the inflation rate to decline from 3.4% currently to 2.8%.

Outlook

We will watch the Fed closely and the market's reaction to the Fed's moves. The economy is slowing, inflation is fading and credit conditions are tight. The resiliency of the service sector and stimulation from lower interest rates could give underlying support to the economy. We expect to continue to see renewed interest in municipal bonds and other fixed-income investments as investors seek once again the potential benefits of asset allocation.



Cadmus Hicks, CFA PhD
Vice President

Nuveen is dedicated to providing investors access to a team of highly experienced investment managers, each overseeing portfolios within their specific areas of expertise. Nuveen has chosen them for their rigorously disciplined investment approaches and their consistent long-term performance.

Drawing on decades of experience and specialized knowledge, these skilled asset managers have earned reputations for excellence in their fields of expertise, whether it is blue-chip growth stocks, large-cap value stocks, bonds or international securities.

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research

 . An active, value-oriented investment style

 . The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has paid off for investors, and is a key investment strategy for Nuveen Funds.


                                                Semiannual Report         page 3

NUVEEN GEORGIA MUNICIPAL BOND FUND
Fund Spotlight as of November 30, 2000

Top Five Sectors

Tax Obligation (Limited)        22%
-----------------------------------
Housing (Multifamily)           18%
-----------------------------------
U.S. Guaranteed                 12%
-----------------------------------
Healthcare                       9%
-----------------------------------
Housing (Single Family)          8%
-----------------------------------

As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets             $134.2 million
-------------------------------------------
Average Duration                       8.30
-------------------------------------------
Average Effective Maturity      21.34 years
-------------------------------------------


Quick Facts

                            A Shares      B Shares      C Shares      R Shares

NAV                           $10.46        $10.48        $10.44        $10.43
------------------------------------------------------------------------------
CUSIP                      67065P501     67065P600     67065P709     67065P808
------------------------------------------------------------------------------
Latest Monthly Dividend*     $0.0435       $0.0370       $0.0385       $0.0450
------------------------------------------------------------------------------
Inception Date                  3/86          2/97          1/94          2/97
------------------------------------------------------------------------------

* Paid December 1, 2000.


Annualized Total Returns as of 11/30/00+

                      A Shares             B Shares         C Shares   R Shares

                    NAV      Offer     w/o CDSC  w/ CDSC       NAV        NAV

1 - Year           7.41%     2.91%      6.69%     2.69%       6.80%      7.62%
------------------------------------------------------------------------------
5 - Year           4.97%     4.06%      4.27%     4.10%       4.41%      5.08%
------------------------------------------------------------------------------
10 - Year          6.43%     5.97%      5.95%     5.95%       5.83%      6.49%
------------------------------------------------------------------------------


Annualized Total Returns as of 9/30/00+

                    A Shares             B Shares         C Shares   R Shares

                 NAV       Offer    w/o CDSC    w/ CDSC      NAV        NAV

1 - Year        5.18%      0.73%      4.37%      0.39%      4.57%      5.28%
------------------------------------------------------------------------------
5 - Year        5.36%      4.47%      4.65%      4.48%      4.79%      5.45%
------------------------------------------------------------------------------
10 - Year       6.63%      6.17%      6.15%      6.15%      6.03%      6.67%
------------------------------------------------------------------------------

+ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                                    A Shares      B Shares  C Shares  R Shares

                                 NAV      Offer     NAV        NAV       NAV

SEC 30-Day Yield                4.75%     4.55%     4.00%     4.21%     4.96%
------------------------------------------------------------------------------
Taxable Equivalent Yield*       7.31%     7.00%     6.15%     6.48%     7.63%
------------------------------------------------------------------------------

* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

 Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed     66%
---------------------------
AA                      11%
---------------------------
A                       15%
---------------------------
BBB                      6%
---------------------------
NR                       2%
---------------------------

** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.



Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.



Semiannual Report         page 4

NUVEEN LOUISIANA MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

Top Five Sectors

Tax Obligation (Limited)        21%
-----------------------------------
Healthcare                      20%
-----------------------------------
Housing (Single Family)         15%
-----------------------------------
U.S. Guaranteed                 11%
-----------------------------------
Tax Obligation (General)         7%
-----------------------------------
As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets               $117.8  million
----------------------------------------------
Average Duration                          8.85
----------------------------------------------
Average Effective Maturity         21.63 years
----------------------------------------------

Quick Facts

                                A Shares     B Shares     C Shares     R Shares
NAV                               $10.78       $10.78       $10.77       $10.79
-------------------------------------------------------------------------------
CUSIP                          67065P881    67065P873    67065P865    67065P857
-------------------------------------------------------------------------------
Latest Monthly Dividend*         $0.0455      $0.0390      $0.0405      $0.0475
-------------------------------------------------------------------------------
Inception Date                      9/89         2/97         2/94         2/97
-------------------------------------------------------------------------------
* Paid December 1, 2000

Annualized Total Returns as of 11/30/00+

                     A Shares             B Shares         C Shares   R Shares
                  NAV       Offer    w/o CDSC    w/ CDSC      NAV        NAV
-------------------------------------------------------------------------------
1 - Year         8.17%      3.63%      7.37%      3.37%      7.57%      8.35%
-------------------------------------------------------------------------------
5 - Year         4.86%      3.96%      4.14%      3.97%      4.30%      5.03%
-------------------------------------------------------------------------------
10 Year          7.00%      6.54%      6.50%      6.50%      6.42%      7.09%
-------------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                    A Shares            B Shares          C Shares   R Shares
                 NAV       Offer    w/o CDSC   w/ CDSC       NAV        NAV
1 - Year        4.91%      0.50%      4.12%      0.13%      4.31%      5.08%
------------------------------------------------------------------------------
5 - Year        5.35%      4.45%      4.63%      4.47%      4.77%      5.50%
------------------------------------------------------------------------------
10 - Year       7.26%      6.80%      6.76%      6.76%      6.67%      7.34%
------------------------------------------------------------------------------

+ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.


Tax-Free Yields as of 11/30/00

                                   A Shares       B Shares  C Shares   R Shares
                                 NAV      Offer      NAV       NAV        NAV
SEC 30-Day Yield                4.88%     4.68%     4.13%     4.33%      5.08%
--------------------------------------------------------------------------------
Taxable Equivalent Yield*       7.39%     7.09%     6.26%     6.56%      7.70%
--------------------------------------------------------------------------------

* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed     62%
---------------------------
AA                       5%
---------------------------
A                       18%
---------------------------
BBB                     15%
---------------------------
** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.



Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report         page 5

NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

Top Five Sectors

Housing (Single Family)                                                     21%
-------------------------------------------------------------------------------
Healthcare                                                                  18%
-------------------------------------------------------------------------------
Tax Obligation (Limited)                                                    16%
-------------------------------------------------------------------------------
Utilities                                                                   14%
-------------------------------------------------------------------------------
Basic Materials                                                              9%
-------------------------------------------------------------------------------

As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets                                                 $188.7 million
-------------------------------------------------------------------------------
Average Duration                                                           8.57
-------------------------------------------------------------------------------
Average Effective Maturity                                          21.79 years
-------------------------------------------------------------------------------


Quick Facts

                             A Shares      B Shares      C Shares      R Shares

NAV                             $9.97         $9.98         $9.95         $9.97
-------------------------------------------------------------------------------
CUSIP                       67065P840     67065P832     67065P824     67065P816
-------------------------------------------------------------------------------
Latest Monthly Dividend*      $0.0420       $0.0360       $0.0375       $0.0435
-------------------------------------------------------------------------------
Inception Date                   3/86          2/97         10/93          2/97
-------------------------------------------------------------------------------

* Paid December 1, 2000

Annualized Total Returns as of 11/30/00+

                     A Shares             B Shares         C Shares   R Shares

                  NAV       Offer    w/o CDSC    w/ CDSC      NAV        NAV

1 - Year         8.77%      4.24%      7.96%      3.96%      8.07%      8.97%
-------------------------------------------------------------------------------
5 - Year         4.40%      3.50%      3.69%      3.52%      3.82%      4.54%
-------------------------------------------------------------------------------
10 - Year        6.11%      5.65%      5.61%      5.61%      5.50%      6.18%
-------------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                     A Shares             B Shares         C Shares   R Shares

                  NAV       Offer    w/o CDSC    w/ CDSC      NAV        NAV

1 - Year         5.82%      1.37%      5.13%      1.13%      5.23%      6.01%
-------------------------------------------------------------------------------
5 - Year         4.75%      3.84%      4.06%      3.89%      4.16%      4.90%
-------------------------------------------------------------------------------
10 - Year        6.30%      5.84%      5.81%      5.81%      5.70%      6.38%
-------------------------------------------------------------------------------

+ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 11/30/00

                              A Shares       B Shares     C Shares     R Shares

                            NAV     Offer       NAV          NAV          NAV

SEC 30-Day Yield           4.82%    4.62%      4.08%        4.28%        5.03%
-------------------------------------------------------------------------------
Taxable Equivalent Yield*  7.59%    7.28%      6.43%        6.74%        7.92%
-------------------------------------------------------------------------------

* Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 36.5%.

Bond Credit Quality**

[Pie Chart Appears Here]

AAA/U.S. Guaranteed         22%
-------------------------------
AA                          45%
-------------------------------
A                           18%
-------------------------------
BBB                         14%
-------------------------------
NR                           1%
-------------------------------

** As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report         page 6

NUVEEN TENNESSEE MUNICIPAL BOND FUND

Fund Spotlight as of November 30, 2000

Top Five Sectors

U.S. Guaranteed          18%
-----------------------------
Healthcare               15%
-----------------------------
Housing (Single Family)  14%
-----------------------------
Basic Materials          11%
-----------------------------
Tax Obligation (Limited)  8%
-----------------------------
As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets          $287.2 million
-----------------------------------------
Average Duration                    7.71
-----------------------------------------
Average Effective Maturity   19.31 years
-----------------------------------------

Quick Facts

                             A Shares    B Shares    C Shares    R Shares
NAV                            $10.73      $10.74      $10.73      $10.72
--------------------------------------------------------------------------
CUSIP                       67065P758   67065P741   67065P733   67065P725
--------------------------------------------------------------------------
Latest Monthly Dividend*      $0.0455     $0.0390     $0.0405     $0.0470
--------------------------------------------------------------------------
Inception Date                  11/87        2/97       10/93        2/97
--------------------------------------------------------------------------
*Paid December 1, 2000


Annualized Total Returns as of 11/30/00+

                       A Shares        B Shares       C Shares  R Shares
                     NAV    Offer  w/o CDSC  w/ CDSC     NAV       NAV
------------------------------------------------------------------------
1 - Year            6.93%   2.47%    6.13%    2.13%     6.32%     7.12%
------------------------------------------------------------------------
5 - Year            4.35%   3.46%    3.65%    3.48%     3.78%     4.48%
------------------------------------------------------------------------
10 - Year           6.17%   5.72%    5.68%    5.68%     5.58%     6.24%
------------------------------------------------------------------------


Annualized Total Returns as of 9/30/00+

                       A Shares        B Shares       C Shares  R Shares
                     NAV    Offer  w/o CDSC  w/ CDSC    NAV        NAV
------------------------------------------------------------------------
1 - Year            4.76%   0.36%    3.97%   -0.01%    4.16%      4.94%
------------------------------------------------------------------------
5 - Year            4.70%   3.80%    4.00%    3.83%    4.10%      4.82%
------------------------------------------------------------------------
10 - Year           6.48%   6.03%    5.99%    5.99%    5.89%      6.54%
------------------------------------------------------------------------

+Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.


Tax-Free Yields as of 11/30/00

                               A Shares     B Shares  C Shares  R Shares
                              NAV    Offer     NAV       NAV       NAV
SEC 30-Day Yield             5.07%   4.86%    4.32%     4.53%     5.28%
------------------------------------------------------------------------
Taxable Equivalent Yield*    7.80%   7.48%    6.65%     6.97%     8.12%
------------------------------------------------------------------------

*Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.


Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed  44%
-------------------------
AA                   26%
-------------------------
A                    11%
-------------------------
BBB                  17%
-------------------------
NR                    2%
-------------------------

As a percentage of long-term bond holdings as of November 30, 2000. Holdings are subject to change.


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


Semiannual Report                 page 7

                 Portfolio of Investments (Unaudited)
                 Nuveen Georgia Municipal Bond Fund
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 2.4%

 $    1,500 Brunswick and Glynn County       3/08 at 102      Baa3 $  1,237,665
             Development Authority,
             Revenue Refunding Bonds,
             Series 1998 (Georgia
             Pacific Corporation
             Project), 5.550%, 3/01/26
             (Alternative Minimum Tax)

      1,000 Savannah Economic               No Opt. Call      Baa1    1,021,590
             Development Authority,
             Pollution Control Revenue
             Refunding Bonds (Union Camp
             Corporation Project),
             Series 1995, 6.150%,
             3/01/17

      1,000 Wayne County Development         5/03 at 102       Baa      996,210
             Authority, Pollution
             Control Revenue Refunding
             Bonds (ITT Rayonier Inc.
             Project), Series 1993,
             6.100%, 11/01/07

-------------------------------------------------------------------------------
            Consumer Cyclicals - 0.4%

        500 White County Development         6/02 at 102      BBB+      505,170
             Authority, Industrial
             Development Revenue Bonds
             (Springs Industries, Inc.),
             6.850%, 6/01/10

-------------------------------------------------------------------------------
            Consumer Staples - 4.0%

      2,500 Albany Dougherty Payroll        No Opt. Call        AA    2,299,300
             Development Authority,
             Solid Waste Disposal
             Revenue Bonds (The Procter
             & Gamble Paper Products
             Company Project), Series
             1999, 5.200%, 5/15/28
             (Alternative Minimum Tax)

      1,000 Development Authority of         5/02 at 102        A+    1,042,970
             Cartersville, Water and
             Wastewater Facilities
             Revenue Bonds (Anheuser-
             Busch Project), Series
             1992, 6.750%, 2/01/12
             (Alternative Minimum Tax)

      2,000 Development Authority of         5/07 at 101        A+    2,049,760
             Cartersville, Sewage
             Facilities Refunding
             Revenue Bonds (Anheuser-
             Busch Project),
             Series 1997, 6.125%,
             5/01/27 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 6.7%

      1,000 Private Colleges and            No Opt. Call       AAA    1,130,810
             Universities Authority,
             Revenue Bonds (Mercer
             University Project), Series
             1991, 6.500%, 11/01/15

      8,000 Private Colleges and             6/09 at 102         A    7,276,000
             Universities Authority,
             Student Housing Revenue
             Bonds (Mercer Housing
             Corporation Project),
             Series 1999A, 5.375%,
             6/01/31

        500 Private Colleges and             6/04 at 102       AAA      531,040
             Universities Authority,
             Revenue Refunding Bonds
             (Spelman College Project),
             Series 1994,
             6.200%, 6/01/14

-------------------------------------------------------------------------------
            Healthcare - 8.8%

      5,000 Baldwin County Hospital         12/08 at 102       BBB    3,834,450
             Authority, Revenue Bonds
             (Oconee Regional Medical
             Center), Series 1998,
             5.375%, 12/01/28

      1,000 Coffee County Hospital          12/06 at 102       N/R      924,660
             Authority, Revenue
             Anticipation Certificates
             (Coffee Regional Medical
             Center, Inc. Project),
             Series 1997A, 6.750%,
             12/01/16

            Development Authority of the
            City of Dalton, Revenue
            Certificates (Hamilton
            Health Care System),
            Series 1996:
      2,000  5.500%, 8/15/26                No Opt. Call       AAA    2,009,420
      2,000  5.250%, 8/15/26                 2/07 at 102       AAA    1,911,600

      1,000 The Hospital Authority of       10/05 at 102       AAA    1,030,090
             Hall County and the City of
             Gainesville, Revenue
             Anticipation Certificates
             (Northeast Georgia
             Healthcare Project), Series
             1995, 6.000%, 10/01/20

      2,250 Hospital Authority of the        7/09 at 102       N/R    2,102,108
             City of Royston, Revenue
             Anticipation Certificates
             (Ty Cobb Healthcare System,
             Inc. Project), Series 1999,
             6.500%, 7/01/27

-------------------------------------------------------------------------------
            Housing/Multifamily - 17.6%

            The Housing Authority of the
            City of Atlanta, Multifamily
            Housing Revenue Bonds (The
            Village at Castleberry Hill
            Project), GNMA
            Collateralized, Series 1999:
      2,000  5.300%, 2/20/29                 2/09 at 102       AAA    1,871,200
             (Alternative Minimum Tax)
      5,000  5.400%, 2/20/39                 2/09 at 102       AAA    4,669,600
             (Alternative Minimum Tax)

      1,840 Housing Authority of the         5/05 at 102        Aa    1,886,331
             City of Augusta, Mortgage
             Revenue Refunding Bonds
             (FHA-Insured Mortgage
             Loan - River Glen
             Apartments Section 8
             Assisted Project), Series
             1995A, 6.500%, 5/01/27

      1,000 Housing Authority of the         1/05 at 102       AAA    1,054,530
             County of DeKalb,
             Multifamily Housing Revenue
             Bonds (The Lakes at Indian
             Creek Apartments Project),
             Series 1994, 7.150%,
             1/01/25 (Alternative
             Minimum Tax)


--------------------------------------------------------------------------------
8

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Housing/Multifamily
            (continued)

 $    3,470 Housing Authority of the         1/06 at 102         A $  3,516,845
             County of DeKalb,
             Multifamily Housing Revenue
             Bonds (Regency
             Woods I and II Project),
             Senior Series 1996A,
             6.500%, 1/01/26

      4,000 Housing Authority of Fulton      7/06 at 102       AAA    4,380,480
             County, Multifamily Housing
             Revenue Bonds (Concorde
             Place Apartments Project),
             Series 1996A, 6.375%,
             1/01/27 (Alternative
             Minimum Tax)

      4,715 Housing Authority of the         6/07 at 102       AAA    4,874,320
             City of Lawrenceville,
             Multifamily Housing Revenue
             Bonds (Knollwood Park
             Apartments Project), Series
             1997, 6.250%, 12/01/29
             (Alternative Minimum Tax)

      1,295 Housing Authority of the        10/04 at 102       Aaa    1,333,462
             City of Macon, Multifamily
             Mortgage Revenue Refunding
             Bonds (FHA-Insured Mortgage
             Loan - The Vistas), Series
             1994A, 6.450%, 4/01/26

-------------------------------------------------------------------------------
            Housing/Single Family - 8.1%

            Housing Authority of Fulton
            County, Single Family
            Mortgage Revenue Bonds (GNMA
            Mortgage-Backed Securities
            Program), Series 1995A:
        230  6.550%, 3/01/18                 3/05 at 102       AAA      235,525
             (Alternative Minimum Tax)
         80  6.600%, 3/01/28                 3/05 at 102       AAA       82,546
             (Alternative Minimum Tax)

            Housing Authority of Fulton
            County, Single Family
            Mortgage Revenue Refunding
            Bonds (GNMA Mortgage-Backed
            Securities Program), Series
            1996A:
        415  6.125%, 9/01/18                 9/06 at 102       AAA      426,276
             (Alternative Minimum Tax)
        655  6.200%, 9/01/27                 9/06 at 102       AAA      669,462
             (Alternative Minimum Tax)

      1,215 Georgia Housing and Finance      6/04 at 102       AAA    1,244,257
             Authority, Single Family
             Mortgage Bonds, 1994 Series
             A (FHA-Insured or VA
             Guaranteed Mortgage Loans),
             6.500%, 12/01/17
             (Alternative Minimum Tax)

      1,000 Georgia Housing and Finance      3/05 at 102       AAA    1,023,100
             Authority, Single Family
             Mortgage Bonds, 1995 Series
             A, Subseries A-2,
             6.400%, 12/01/15
             (Alternative Minimum Tax)

      2,450 Georgia Housing and Finance      6/05 at 102       AAA    2,533,643
             Authority, Single Family
             Mortgage Bonds, 1995 Series
             B, Subseries B-2,
             6.550%, 12/01/27
             (Alternative Minimum Tax)

      3,355 Georgia Housing and Finance      6/06 at 102       AAA    3,424,851
             Authority, Single Family
             Mortgage Bonds, 1996 Series
             A, Subseries A-2,
             6.450%, 12/01/27
             (Alternative Minimum Tax)

        200 Georgia Residential Finance     12/00 at 103       AA+      204,632
             Authority, Home Ownership
             Mortgage Bonds, 1990 Series
             A (FHA-Insured or VA
             Guaranteed Mortgage Loans),
             7.750%, 6/01/18
             (Alternative Minimum Tax)

      1,010 Georgia Residential Finance     12/01 at 103       AA+    1,039,179
             Authority, Home Ownership
             Mortgage Bonds, 1991 Series
             A (FHA-Insured or VA
             Guaranteed Mortgage Loans),
             7.250%, 12/01/21
             (Alternative Minimum Tax)

         55 Georgia Residential Finance     12/00 at 101       AA+       55,643
             Authority, Single Family
             Mortgage Bonds, 1988 Series
             B (FHA-Insured or VA
             Guaranteed Mortgage Loans),
             8.000%, 12/01/16

-------------------------------------------------------------------------------
            Tax Obligation/General -
             4.3%

      3,810 Peach County School              2/05 at 102       AAA    4,144,670
             District, General
             Obligation School Bonds,
             Series 1994, 6.400%,
             2/01/19

      1,500 Washington County School         1/05 at 102       AAA    1,655,955
             District, General
             Obligation School Bonds,
             Series 1994, 6.875%,
             1/01/14

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             22.0%

        570 Development Authority of         2/01 at 102         A      583,218
             Burke County, Industrial
             Development Revenue Bonds
             (Georgia Safe Corporation
             Project), Series 1991,
             7.500%, 2/01/11
             (Alternative Minimum Tax)

      1,150 Burke County Economic           12/02 at 102         A    1,210,099
             Development Authority,
             Revenue Bonds (Ritz
             Instrument Transformers,
             Inc. Project), Series
             1991A, 7.250%, 12/01/11
             (Alternative Minimum Tax)

      1,750 Association County              12/04 at 102       AAA    1,892,888
             Commissioners of Georgia,
             Leasing Program
             Certificates of
             Participation (Butts
             County, Georgia Public
             Purpose Project), Series
             1994, 6.750%, 12/01/14

      1,000 The Hospital Authority of        1/07 at 100       AAA      921,390
             Clarke County, Hospital
             Revenue Certificates
             (Athens Regional Medical
             Center Project), Series
             1996, 5.000%, 1/01/27

      6,000 The Hospital Authority of        1/09 at 101       AAA    5,708,280
             Clarke County, Hospital
             Revenue Certificates
             (Athens Regional Medical
             Center Project), Series
             1999, 5.250%, 1/01/29

      1,215 Clayton County Solid Waste       2/02 at 102        AA    1,256,942
             Management Authority,
             Revenue Bonds, Series
             1992A, 6.500%, 2/01/12


--------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen Georgia Municipal Bond Fund (continued)
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Tax Obligation/Limited
            (continued)

 $    1,000 Downtown Smyrna Development      2/05 at 102       AAA $  1,095,360
             Authority, Revenue Bonds,
             Series 1994, 6.600%,
             2/01/17

      2,765 Metropolitan Atlanta Rapid      No Opt. Call       AA-    3,060,247
             Transit Authority, Sales
             Tax Revenue Bonds,
             Refunding Series N,
             6.250%, 7/01/18

        500 Metropolitan Atlanta Rapid      No Opt. Call       AAA      558,400
             Transit Authority, Sales
             Tax Revenue Bonds,
             Refunding Series P,
             6.250%, 7/01/20

        125 Puerto Rico Infrastructure       1/01 at 100      BBB+      127,000
             Finance Authority, Special
             Tax Revenue Bonds, Series
             1988A, 7.750%, 7/01/08

      7,000 Rockdale County Water and        1/10 at 101       AAA    6,879,250
             Sewerage Authority, Revenue
             Bonds, Series 1999A,
             5.375%, 7/01/29

      5,000 Upper Oconee Basin Water         7/08 at 102       AAA    4,839,750
             Authority, Revenue Bonds,
             Series 1997, 5.250%,
             7/01/27

      1,250 Hospital Authority of Ware       3/02 at 102       AAA    1,296,550
             County, Revenue
             Anticipation Certificates,
             Series 1992A (Satilla Park
             Hospital), 6.625%, 3/01/15

-------------------------------------------------------------------------------
            Transportation - 0.8%

      1,000 City of Atlanta, Airport         1/07 at 101       AAA    1,025,810
             Facilities Revenue
             Refunding Bonds, Series
             1996, 5.250%, 1/01/10

-------------------------------------------------------------------------------
            U.S. Guaranteed - 11.5%

            Chatham County Hospital
            Authority, Hospital Revenue
            Bonds (Memorial Medical
            Center, Inc.), Series 1990A:
        100  7.000%, 1/01/10 (Pre-           1/01 at 102       AAA      102,210
             refunded to 1/01/01)
      1,130  7.000%, 1/01/21 (Pre-           1/01 at 102       AAA    1,154,973
             refunded to 1/01/01)

        505 Cherokee County Water and       No Opt. Call       AAA      647,279
             Sewerage Authority, Revenue
             Bonds, Series 1985, 9.750%,
             8/01/09

        500 Hospital Authority of            3/02 at 102       AAA      523,555
             Colquitt County, Hospital
             Revenue Certificates,
             Series 1992, 6.700%,
             3/01/12 (Pre-refunded to
             3/01/02)

      1,000 City of Conyers, Water and       7/04 at 102       AAA    1,082,530
             Sewerage Revenue Bonds,
             Series 1994A, 6.600%,
             7/01/15

        800 Downtown Marietta                1/02 at 102       Aaa      834,168
             Development Authority,
             Revenue Bonds, Series 1992,
             6.600%, 1/01/19 (Pre-
             refunded to 1/01/02)

            Fulco Hospital Authority,
            Revenue Anticipation
            Certificates (Georgia
            Baptist Health Care System
            Project), Series 1992A:
      3,000  6.250%, 9/01/13 (Pre-           9/02 at 102   Baa1***    3,140,970
             refunded to 9/01/02)
      2,600  6.375%, 9/01/22 (Pre-           9/02 at 102   Baa1***    2,727,582
             refunded to 9/01/02)

      2,250 Fulco Hospital Authority,        9/02 at 102   Baa1***    2,360,408
             Refunding Revenue
             Anticipation Certificates
             (Georgia Baptist Health
             Care System Project),
             Series 1992B, 6.375%,
             9/01/22 (Pre-refunded to
             9/01/02)

      1,650 Metropolitan Atlanta Rapid       7/04 at 102       AAA    1,808,945
             Transit Authority, Sales
             Tax Revenue Bonds, Second
             Indenture Series,
             Series 1994A, 6.900%,
             7/01/20 (Pre-refunded to
             7/01/04)

      1,015 Peach County Georgia School      2/05 at 102       AAA    1,100,331
             District, General
             Obligation School Bonds,
             Series 1994, 6.300%,
             2/01/14 (Pre-refunded to
             2/01/05)

-------------------------------------------------------------------------------
            Utilities - 5.6%

      1,800 Development Authority of         1/04 at 101       AAA    1,925,028
             Appling County, Pollution
             Control Revenue Bonds
             (Oglethorpe Power
             Corporation Hatch Project),
             Series 1994, 7.150%,
             1/01/21

      1,500 Municipal Electric Authority     1/15 at 100         A    1,658,535
             of Georgia, General Power
             Revenue Bonds, 1992B
             Series, 6.375%, 1/01/16

      1,000 Municipal Electric Authority     1/10 at 100       AAA    1,043,410
             of Georgia, Power Revenue
             Bonds, Series Z, 5.500%,
             1/01/12

            Development Authority of
            Monroe County, Pollution
            Control Revenue Bonds
            (Oglethorpe Power
            Corporation Scherer
            Project), Series 1992A:
        500  6.750%, 1/01/10                No Opt. Call         A      559,175
      1,000  6.800%, 1/01/12                No Opt. Call         A    1,121,000

      1,250 Puerto Rico Electric Power       7/04 at 100        A-    1,255,775
             Authority, Power Revenue
             Bonds, Series T, 5.500%,
             7/01/20

--------------------------------------------------------------------------------
10

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Water and Sewer - 6.7%

            City of Brunswick, Water and
            Sewerage Revenue Refunding
            and Improvement Bonds,
            Series 1992:
 $      500  6.000%, 10/01/11               No Opt. Call       AAA $    547,760
        400  6.100%, 10/01/19               No Opt. Call       AAA      438,052

      2,000 Cherokee County Water and       No Opt. Call       AAA    2,040,300
             Sewerage Authority, Water
             and Sewerage Revenue Bonds
             (Refunding and
             Improvements), Series 1993,
             5.500%, 8/01/23

      5,000 De Kalb County, Water and       10/09 at 101        AA    4,637,399
             Sewerage Revenue Bonds,
             Series 1999, 5.000%,
             10/01/28

        250 DeKalb County, Water and        10/10 at 101        AA      244,094
             Sewerage Bonds, Series
             2000, 5.375%, 10/01/35

      1,000 City of Milledgeville, Water    No Opt. Call       AAA    1,087,899
             and Sewerage Revenue and
             Refunding Bonds, Series
             1996, 6.000%, 12/01/16

-------------------------------------------------------------------------------
 $  132,620 Total Investments (cost                                 132,725,912
             $130,716,575) - 98.9%
-------------------------------------------------------------------------------
------------
            Other Assets Less                                         1,498,667
             Liabilities - 1.1%
         ----------------------------------------------------------------------
            Net Assets - 100%                                      $134,224,579
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
11

                 Portfolio of Investments (Unaudited)
                 Nuveen Louisiana Municipal Bond Fund
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 6.3%

 $    1,000 Parish of DeSoto,                6/05 at 102      BBB+ $  1,008,930
             Environmental Improvement
             Revenue Refunding Bonds,
             1995 Series B
             (International Paper
             Company Project), 6.550%,
             4/01/19 (Alternative
             Minimum Tax)

      1,250 Parish of DeSoto,               11/08 at 101      BBB+    1,142,550
             Environmental Improvement
             Revenue Bonds, 1998 Series
             A (International Paper
             Company Project), 5.600%,
             11/01/22 (Alternative
             Minimum Tax)

      3,000 Parish of Natchitoches,         12/03 at 102        A-    2,754,390
             Solid Waste Disposal
             Revenue Bonds, Series 1993
             (Willamette Industries
             Project), 5.875%, 12/01/23
             (Alternative Minimum Tax)

      1,500 Parish of St. Charles,          11/02 at 102       BBB    1,560,105
             Pollution Control Revenue
             Bonds, Series 1992 (Union
             Carbide Corporation),
             7.350%, 11/01/22
             (Alternative Minimum Tax)

      1,000 Parish of St. John the          12/08 at 101      Baa1      909,900
             Baptist, Environmental
             Improvement Revenue Bonds,
             Refunding Series of 1998
             (USX Corporation Project),
             5.350%, 12/01/13

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 1.2%

        380 Louisiana Public Facilities      4/02 at 102        A+      396,982
             Authority, College and
             University Equipment and
             Capital Facilities Revenue
             Refunding Bonds (Loyola
             University Project), Series
             1992, 6.750%, 4/01/10

      1,000 Louisiana Public Facilities      9/07 at 102       AAA      959,430
             Authority, Revenue and
             Refunding Bonds (Xavier
             University of Louisiana
             Project), Series 1997,
             5.250%, 9/01/27

-------------------------------------------------------------------------------
            Energy - 3.5%

      1,000 Lake Charles Harbor and         12/02 at 102      Baa2    1,034,970
             Terminal District, Port
             Facilities Refunding
             Revenue Bonds, Series 1992
             (Occidental Petroleum
             Corporation Project),
             7.200%, 12/01/20

        500 Louisiana Offshore Terminal      9/01 at 102         A      517,835
             Authority, Deepwater Port
             Refunding Revenue Bonds,
             First Stage Series 1991B
             (LOOP Inc. Project),
             7.200%, 9/01/08

        475 Louisiana Offshore Terminal      3/01 at 102         A      485,384
             Authority, Deepwater Port
             Refunding Revenue Bonds,
             First Stage
             Series E (LOOP Inc.),
             7.600%, 9/01/10

      1,000 Louisiana Offshore Terminal     10/08 at 100         A      928,220
             Authority, Deepwater Port
             Refunding Revenue Bonds,
             Series 1998
             (LOOP LLC Project), 5.200%,
             10/01/18

      1,200 Parish of St. Bernard,          11/06 at 102       AAA    1,211,028
             Exempt Facility Revenue
             Bonds (Mobil Oil
             Corporation Project),
             Series 1996,
             5.900%, 11/01/26
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Healthcare - 19.5%

      1,000 Jefferson Parish Hospital        1/09 at 101       AAA      925,080
             Service District No. 1,
             Hospital Revenue Bonds,
             Series 1998A (West
             Jefferson Medical Center),
             5.000%, 1/01/21

      3,000 Jefferson Parish Hospital        7/09 at 101       AAA    2,720,400
             Service District No. 2,
             Hospital Revenue Bonds,
             Series 1998, 5.000%,
             7/01/28

      1,000 Louisiana Public Facilities      7/07 at 101       AAA      974,840
             Authority, Hospital Revenue
             and Refunding Bonds (Womans
             Hospital Foundation
             Project), Series 1997,
             5.375%, 10/01/22

        500 Louisiana Public Facilities     No Opt. Call       AAA      512,280
             Authority, Hospital Revenue
             Bonds (Franciscan
             Missionaries of Our Lady
             Health System Project),
             Series 1998A, 5.750%,
             7/01/25

      5,000 Louisiana Public Facilities      1/08 at 102      BBB+    4,090,000
             Authority, Hospital Revenue
             and Refunding Bonds
             (Lincoln Health System
             Project), Series 1998,
             5.150%, 1/01/19

      2,300 Louisiana Public Facilities      8/09 at 101        A3    1,977,287
             Authority, Hospital Revenue
             Bonds (Touro Infirmary
             Project), Series 1999A,
             5.625%, 8/15/29

      1,325 Louisiana Public Facilities      5/02 at 102       AAA    1,368,487
             Authority, Revenue Bonds
             (Alton Ochsner Medical
             Foundation Project),
             Series 1992-B, 6.500%,
             5/15/22

      3,400 Louisiana Public Facilities     No Opt. Call       AA+    3,197,394
             Authority, Health
             Facilities Revenue
             Refunding Bonds (Sisters of
             Mercy Health System, St.
             Louis, Inc.), Series 1993A,
             5.000%, 6/01/19

      2,500 Louisiana Public Facilities     11/04 at 102       AAA    2,605,900
             Authority, Revenue Bonds
             (General Health, Inc.
             Project), Series 1994,
             6.375%, 11/01/24

        440 Louisiana Public Facilities      1/05 at 102       AAA      456,575
             Authority, Revenue Bonds
             (Mary Bird Perkins Cancer
             Center Project),
             Series 1994, 6.200%,
             1/01/19

      2,180 St. Tammany Parish Hospital     10/04 at 102       AAA    2,315,073
             Service District No. 2,
             Hospital Revenue Bonds,
             Series 1994,
             6.250%, 10/01/14


--------------------------------------------------------------------------------
12

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Healthcare (continued)

 $      885 Tangipahoa Parish Hospital       2/04 at 102       AAA $    913,028
             Service District No. 1,
             Hospital Revenue Bonds,
             Series 1994, 6.250%,
             2/01/24

      1,000 Terrebonne Parish Hospital       4/08 at 102       AAA      966,310
             Service District No. 1,
             Hospital Revenue and
             Refunding Bonds (Terrebonne
             General Medical Center
             Project), Series 1998,
             5.375%, 4/01/28

-------------------------------------------------------------------------------
            Housing/Multifamily - 1.7%

        750 Lake Charles Non Profit          4/01 at 100       AAA      751,905
             Housing Development
             Corporation, Mortgage
             Revenue Refunding Bonds,
             Series 1990A (FHA-Insured
             Mortgage Loan - Section 8
             Assisted Chateau Project),
             7.875%, 2/15/25

        735 Louisiana Public Facilities      6/03 at 103       AAA      770,515
             Authority, Revenue Bonds
             (Walmsley Housing
             Corporation), Series 1989A,
             7.500%, 6/01/21

        500 Louisiana Public Facilities     11/01 at 102        AA      519,110
             Authority, Multifamily
             Housing Revenue Bonds (VOA
             National Housing
             Corporation Projects),
             Series 1991, 7.750%,
             11/01/16

-------------------------------------------------------------------------------
            Housing/Single Family -
             15.0%

      2,235 East Baton Rouge Mortgage       10/07 at 102       Aaa    2,243,940
             Finance Authority, Single
             Family Mortgage Revenue
             Refunding Bonds (GNMA and
             FNMA Mortgage-Backed
             Securities Program), Series
             1997D, 5.900%, 10/01/30
             (Alternative Minimum Tax)

        900 East Baton Rouge Mortgage       10/08 at 101       Aaa      815,175
             Finance Authority, Single
             Family Mortgage Revenue
             Refunding Bonds (GNMA and
             FNMA Mortgage-Backed
             Securities Program), Series
             1998C-1, 5.200%, 10/01/23

      2,125 Parish of Jefferson Home         6/10 at 105       Aaa    2,380,340
             Mortgage Authority, Single
             Family Mortgage Revenue
             Bonds, Series 2000 C-1,
             7.250%, 6/01/32
             (Alternative Minimum Tax)

        230 Louisiana Housing Finance        6/05 at 102       Aaa      235,118
             Agency, Single Family
             Mortgage Revenue Bonds,
             Series 1995A-2,
             6.550%, 12/01/26
             (Alternative Minimum Tax)

            Louisiana Housing Finance
            Agency, Tax Exempt Bonds,
            Single Family Mortgage
            Revenue Bonds, Series 1997B-
            2:
        960  5.600%, 6/01/17                 6/07 at 102       Aaa      922,061
            (Alternative Minimum Tax)
      1,370  5.500%, 12/01/22                6/07 at 102       Aaa    1,298,116

      1,250 Louisiana Housing Finance        6/10 at 101       Aaa    1,369,900
             Agency, Single Family
             Mortgage Revenue Bonds
             (Home Ownership Program),
             Series 2000D-2, 7.050%,
             6/01/31 (Alternative
             Minimum Tax)

      1,485 Louisiana Housing Finance       12/07 at 101       Aaa    1,346,910
             Agency, Tax Exempt Bonds,
             Single Family Mortgage
             Revenue Bonds
             (Home Ownership Program),
             Series 1998B-2, 5.250%,
             6/01/29 (Alternative
             Minimum Tax)

      1,000 Louisiana Public Facilities      8/07 at 102       Aaa      992,780
             Authority, Single Family
             Mortgage Revenue Refunding
             Bonds, Series 1997B,
             5.750%, 8/01/31

        400 New Orleans Home Mortgage        1/01 at 101       Aaa      404,928
             Authority, Single Family
             Mortgage Revenue Bonds,
             Series 1988-C1,
             7.750%, 12/01/22
             (Alternative Minimum Tax)

      1,000 New Orleans Home Mortgage       12/06 at 102       Aaa    1,010,070
             Authority, Single Family
             Mortgage Revenue Bonds,
             Series 1996A,
             6.100%, 12/01/29
             (Alternative Minimum Tax)

      1,000 New Orleans Home Mortgage       12/07 at 102       Aaa      987,460
             Authority, Single Family
             Mortgage Revenue Bonds,
             Series 1997A,
             5.850%, 12/01/30
             (Alternative Minimum Tax)

      1,000 New Orleans Home Mortgage       12/08 at 101       Aaa      922,670
             Authority, Single Family
             Mortgage Revenue Refunding
             Bonds, Series 1998B-2,
             5.200%, 12/01/21
             (Alternative Minimum Tax)

            Rapides Finance Authority,
            Single Family Mortgage
            Revenue Refunding Bonds
            (GNMA and Fannie Mae
            Mortgage-Backed Securities
            Program), Series 1998B:
        800  5.350%, 6/01/26                 6/08 at 102       Aaa      758,688
      2,000  5.450%, 12/01/30                6/08 at 102       Aaa    1,861,920
             (Alternative Minimum Tax)

         85 St. Bernard Parish Home         No Opt. Call        A1       89,764
             Mortgage Authority, Single
             Family Mortgage Revenue
             Refunding Bonds, 1991
             Series A, 8.000%, 3/25/12

-------------------------------------------------------------------------------
            Long-Term Care - 4.1%

      3,000 Louisiana Housing Finance        9/05 at 103       AAA    3,046,170
             Agency, Mortgage Revenue
             Bonds (GNMA Collateralized
             Mortgage Loan - St. Dominic
             Assisted Care Facility),
             Series 1995, 6.950%,
             9/01/36

      1,740 Louisiana Housing Finance        1/04 at 101       AAA    1,810,888
             Agency, Mortgage Revenue
             Bonds (GNMA Collateralized
             Mortgage Loan -
             Villa Maria Retirement
             Center Project), Series
             1993, 7.100%, 1/20/35


--------------------------------------------------------------------------------
13

                 Portfolio of Investments (Unaudited)
                 Nuveen Louisiana Municipal Bond Fund (continued)
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Tax Obligation/General -
             7.3%

 $    2,000 City of New Orleans, General    No Opt. Call       AAA $  1,230,840
             Obligation Refunding Bonds,
             Series 1991, 0.000%,
             9/01/10

     13,875 Orleans Parish School Board,    No Opt. Call       AAA    6,458,674
             Public School Refunding
             Bonds, Series 1991, 0.000%,
             2/01/15

      1,000 East Ouachita School             3/09 at 100       AAA      925,000
             District, General
             Obligation School Bonds,
             Series 1999, 5.000%,
             3/01/24

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             20.9%

      1,000 Jefferson Sales Tax             12/02 at 100       AAA    1,044,290
             District, Special Sales Tax
             Revenue Bonds, Series
             1991B, 6.750%, 12/01/06

      1,000 City of Lafayette, Public        3/07 at 101       AAA      929,170
             Improvement Sales Tax
             Bonds, Series 1998A,
             5.000%, 5/01/22

      3,000 Louisiana Local Government      No Opt. Call       AAA    2,677,920
             Environmental Facilities
             and Community Development
             Authority, Revenue Bonds
             (Capital Projects and
             Equipment Acquisition
             Program), Series 1999,
             4.500%, 12/01/18

      1,000 Office Facilities                3/09 at 101       AAA      980,460
             Corporation, Louisiana
             Lease Revenue Bonds
             (Louisiana State Capitol
             Complex Program), Series
             1999A, 5.250%, 3/01/18

      1,870 Louisiana Stadium and            7/09 at 102       AAA    1,676,492
             Exposition District, Hotel
             Occupancy Tax Refunding
             Bonds, Series 1998B,
             4.750%, 7/01/21

      1,500 Office Facilities               12/01 at 103      BBB+    1,577,745
             Corporation (Non-Profit
             Corporation), Capital
             Facilities Bonds (Statewide
             Lease/Purchase Program),
             Series 1990, 7.750%,
             12/01/10

      7,700 Puerto Rico Highway and          7/16 at 100         A    7,123,655
             Transportation Authority,
             Highway Revenue Bonds,
             Series Y of 1996,
             5.000%, 7/01/36

            Puerto Rico Highway and
            Transportation Authority,
            Transportation Revenue
            Bonds, Series B:
      3,000  6.500%, 7/01/27                 7/10 at 101         A    3,333,690
      1,000  5.875%, 7/01/35                 7/10 at 101       AAA    1,046,410

      1,000 Board of Supervisors of the      9/09 at 102       AAA    1,074,890
             University of Louisiana,
             System Lease Revenue Bonds
             (University of Louisiana at
             LaFayette Cajundome
             Convention Center Project),
             Series 2000, 6.250%,
             9/01/29

      3,000 Virgin Islands Public           10/10 at 101      BBB-    3,100,470
             Finance Authority, Revenue
             Bonds (Virgin Islands Gross
             Receipts Tax Loan Note),
             Series 1999A, 6.375%,
             10/01/19

-------------------------------------------------------------------------------
            Transportation - 2.1%

        505 New Orleans Aviation Board,     10/07 at 102       AAA      486,234
             Revenue Bonds, Series
             1997B-1, 5.450%, 10/01/27
             (Alternative
             Minimum Tax)

      2,100 City of Shreveport Airport       1/08 at 102       AAA    1,998,234
             System, Revenue Bonds,
             Series 1997A (SMT-Subject),
             5.375%, 1/01/28
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            U.S. Guaranteed - 10.6%

        680 Louisiana Public Facilities      5/01 at 100       AAA      792,547
             Authority, Hospital Revenue
             Refunding Bonds (Southern
             Baptist Hospitals, Inc.
             Project), Series 1986,
             8.000%, 5/15/12

      1,125 Louisiana Public Facilities     10/02 at 102     A3***    1,198,440
             Authority, Hospital Revenue
             Bonds (Womans Hospital
             Foundation Project),
             Series 1992, 7.250%,
             10/01/22 (Pre-refunded to
             10/01/02)

      2,000 Louisiana Public Facilities     10/02 at 102       AAA    2,109,540
             Authority, Hospital Revenue
             Refunding Bonds (Lafayette
             General Medical
             Center Project), Series
             1992, 6.500%, 10/01/22
             (Pre-refunded to 10/01/02)

     10,000 Louisiana Public Facilities     No Opt. Call       AAA    3,501,000
             Authority, Revenue Bonds,
             Custodial Receipts, Series
             1990B, 0.000%, 12/01/19

      2,000 City of New Orleans, Audubon     4/02 at 102    N/R***    2,127,160
             Park Commission Aquarium,
             Revenue Bonds, Series 1992,
             8.000%, 4/01/12 (Pre-
             refunded to 4/01/02)

      1,400 Ouachita Parish Hospital         7/01 at 102      A***    1,451,436
             Service District No. 1,
             Revenue Bonds (Glenwood
             Regional Medical Center),
             Series 1991, 7.500%,
             7/01/21 (Pre-refunded to
             7/01/01)

      1,000 Puerto Rico Infrastructure      10/10 at 101       AAA    1,022,460
             Financing Authority,
             Special Obligation Bonds,
             2000 Series A, 5.500%,
             10/01/20

        240 Shreveport Home Mortgage        No Opt. Call       Aaa      258,552
             Authority, Single Family
             Mortgage Revenue Bonds,
             Series 1979A,
             6.750%, 9/01/10


--------------------------------------------------------------------------------
14

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Utilities - 5.6%

 $    3,000 Lake Charles Harbor and          8/02 at 103        A3 $  3,199,710
             Terminal District, Port
             Facilities Revenue
             Refunding Bonds (Trunkline
             LNG Company Project),
             Series 1992, Panhandle
             Eastern Corporation,
             7.750%, 8/15/22

      1,000 Saint Charles Parish,           11/02 at 102       BBB      937,940
             Environmental Improvement
             Revenue Bonds (Louisiana
             Power and Light Company
             Project), Series 1993A,
             6.200%, 5/01/23
             (Alternative Minimum Tax)

      1,000 St. Charles Parish,              5/01 at 102      BBB-      946,950
             Environmental Revenue Bonds
             (Louisiana Power and Light
             Company Project), Series
             1995, 6.375%, 11/01/25
             (Alternative Minimum Tax)

      1,500 St. Charles Parish, Solid       12/02 at 102       BBB    1,541,114
             Waste Disposal Revenue
             Bonds (Louisiana Power and
             Light Company Project),
             Series 1992A, 7.000%,
             12/01/22 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Water and Sewer - 1.3%

      1,500 Louisiana Public Facilities      2/03 at 101        AA    1,555,079
             Authority, Revenue Bonds,
             Series 1992 (Baton Rouge
             Water Works Company
             Project) 6.400%, 2/01/10
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
 $  133,395 Total Investments (cost                                 116,776,908
             $115,367,238) - 99.1%
-------------------------------------------------------------------------------
------------
            Other Assets Less                                         1,001,355
             Liabilities - 0.9%
         ----------------------------------------------------------------------
            Net Assets - 100%                                      $117,778,263
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
15

                 Portfolio of Investments (Unaudited)
                 Nuveen North Carolina Municipal Bond Fund
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 9.1%

 $    1,400 The Haywood County               9/05 at 102      Baa1 $  1,377,334
             Industrial Facilities
             and Pollution Control
             Financing Authority,
             Environmental
             Improvement Revenue
             Bonds (Champion
             International
             Corporation Project),
             Series 1995,
             6.250%, 9/01/25
             (Alternative Minimum
             Tax)

      4,000 The Haywood County              10/03 at 102      BBB+    3,667,720
             Industrial Facilities
             and Pollution Control
             Financing Authority,
             Solid Waste Disposal
             Revenue Bonds (Champion
             International
             Corporation Project),
             Series 1993, 5.500%,
             10/01/18
             (Alternative Minimum Tax)

      3,100 Haywood County Industrial        3/06 at 102      Baa1    3,003,466
             Facilities and Pollution
             Control Financing
             Authority, Variable Rate
             Demand Pollution Control
             Refunding Revenue Bonds
             (Champion International
             Corporation Project),
             Series 1995,
             6.000%, 3/01/20

      1,900 Martin County Industrial         9/01 at 103         A    1,978,318
             Facilities and Pollution
             Control Financing
             Authority, Solid Waste
             Revenue Disposal Revenue
             Bonds (Weyerhaeuser
             Company Project), Series
             1991, 7.250%, 9/01/14
             (Alternative Minimum Tax)

      6,000 Martin County Industrial         5/04 at 102         A    6,153,480
             Facilities and Pollution
             Control Financing
             Authority, Solid Waste
             Disposal Revenue Bonds
             (Weyerhaeuser Company
             Project), Series 1994,
             6.800%, 5/01/24
             (Alternative Minimum Tax)

      1,000 The Martin County               11/05 at 102         A      951,630
             Industrial Facilities
             and Pollution Control
             Financing Authority,
             Solid Waste Disposal
             Revenue Bonds
             (Weyerhaeuser Company
             Project), Series 1995,
             6.000%, 11/01/25
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 5.2%

            North Carolina
            Educational Facilities
            Finance Agency, Revenue
            Bonds (High Point College
            Project), Series 1989:
        165  7.050%, 12/01/05           12/00 at 101 1/2        A3      167,739
        175  7.100%, 12/01/06           12/00 at 101 1/2        A3      177,912

      4,220 North Carolina                  10/06 at 102       AA+    4,114,247
             Educational Facilities
             Finance Agency,
             Refunding Revenue Bonds
             (Duke University
             Project), Series 1996B,
             5.000%, 10/01/17

      1,000 North Carolina State             7/05 at 102         A    1,037,780
             Education Assistance
             Authority, Guaranteed
             Student Loan Revenue
             Bonds, 1995 Series A,
             Subordinate Lien,
             6.300%, 7/01/15
             (Alternative Minimum
             Tax)

            The Board of Governors of
            the University of North
            Carolina at Chapel Hill,
            Utilities System Revenue
            Refunding Bonds,
            Series 1997:
      4,000  0.000%, 8/01/15                No Opt. Call        AA    1,833,760
      4,265  0.000%, 8/01/18                No Opt. Call        AA    1,625,647
      2,750  0.000%, 8/01/20                No Opt. Call        AA      926,200

-------------------------------------------------------------------------------
            Energy - 1.9%

      3,600 New Hanover County               7/02 at 102      BBB-    3,634,992
             Industrial Facilities
             and Pollution Control
             Financing Authority,
             Revenue Refunding Bonds
             (Occidental Petroleum
             Corporation Project),
             Series 1992, 6.700%,
             7/01/19

-------------------------------------------------------------------------------
            Healthcare - 17.8%

      5,500 The Charlotte-Mecklenburg        1/06 at 102        AA    5,576,175
             Hospital Authority,
             Health Care System
             Revenue Refunding Bonds,
             Series A,
             5.875%, 1/15/26

      6,000 The Charlotte-Mecklenburg        1/07 at 102        AA    5,632,920
             Hospital Authority,
             Health Care System
             Revenue Bonds, Series
             1997A, 5.125%, 1/15/22

      4,000 County of Cumberland,           10/09 at 101        A-    3,404,680
             Hospital Facility
             Revenue Bonds
             (Cumberland County
             Hospital System, Inc.),
             Series 1999, 5.250%,
             10/01/29

      4,500 North Carolina Medical           6/08 at 101        AA    3,892,545
             Care Commission, Health
             Care Facilities Revenue
             Bonds (Duke University
             Health System), Series
             1998A, 4.750%, 6/01/28

            North Carolina Medical
            Care Commission, Health
            Care Facilities Revenue
            Bonds (Scotland Memorial
            Hospital Project), Series
            1999:
        625  5.500%, 10/01/19               10/08 at 102        AA      613,100
      1,200  5.500%, 10/01/29               10/08 at 102        AA    1,153,824

      2,000 North Carolina Medical          10/08 at 101       AAA    1,862,140
             Care Commission,
             Hospital Revenue Bonds
             (Mission-St. Josephs
             Health System), Series
             1998, 5.125%, 10/01/28


--------------------------------------------------------------------------------
16

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Healthcare (continued)

 $    3,500 North Carolina Medical           6/09 at 102         A $  3,512,005
             Care Commission, Hospital
             Revenue Bonds
             (Southeastern Regional
             Medical Center), Series
             1999, 6.250%, 6/01/29

      2,500 Northern Hospital District      10/01 at 102      BBB-    2,503,325
             of Surry County, Health
             Care Facilities Revenue
             Refunding Bonds, Series
             1991, 7.875%, 10/01/21

      5,750 Board of Governors of the        2/06 at 102        AA    5,453,415
             University of North
             Carolina at Chapel Hill,
             Revenue Bonds, Series
             1996, 5.250%, 2/15/26

-------------------------------------------------------------------------------
            Housing/Multifamily - 0.3%

        620 North Carolina Housing           7/02 at 102       Aa2      645,408
             Finance Agency,
             Multifamily Revenue
             Refunding Bonds (1992
             Refunding Bond
             Resolution), Series B,
             6.900%, 7/01/24

-------------------------------------------------------------------------------
            Housing/Single Family -
             20.6%

        495 North Carolina Housing           3/01 at 102        AA      506,340
             Finance Agency, Single
             Family Revenue Bonds,
             Series O (1985
             Resolution), 7.600%,
             3/01/21 (Alternative
             Minimum Tax)

      7,275 North Carolina Housing           7/09 at 100        AA    7,085,486
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 5A (1998 Trust
             Agreement), 5.625%,
             7/01/30 (Alternative
             Minimum Tax)

            North Carolina Housing
            Finance Agency, Single
            Family Revenue Bonds,
            Series Y (1985
            Resolution):
      1,900  6.300%, 9/01/15                 9/04 at 102        AA    1,951,300
      1,720  6.350%, 3/01/18                 9/04 at 102        AA    1,765,528

      3,280 North Carolina Housing           7/09 at 100        AA    3,365,313
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 6A (1998 Trust
             Agreement), 6.200%,
             1/01/29

      1,785 North Carolina Housing           3/05 at 102        AA    1,824,234
             Finance Agency, Single
             Family Revenue Bonds,
             Series BB (1985
             Resolution), 6.500%,
             9/01/26 (Alternative
             Minimum Tax)

      3,295 North Carolina Housing           3/05 at 102        AA    3,323,436
             Finance Agency, Single
             Family Revenue Bond,
             Series DD (1985
             Resolution), 6.200%,
             9/01/27 (Alternative
             Minimum Tax)

      4,340 North Carolina Housing           3/06 at 102        AA    4,382,315
             Finance Agency, Single
             Family Revenue Bonds,
             Series LL (1985
             Resolution), 6.200%,
             3/01/26 (Alternative
             Minimum Tax)

      2,500 North Carolina Housing       3/07 at 101 1/2        AA    2,506,225
             Finance Agency, Single
             Family Revenue Bonds,
             Series RR (1985
             Resolution), 5.850%,
             9/01/28 (Alternative
             Minimum Tax)

      1,635 North Carolina Housing           3/08 at 101        AA    1,575,993
             Finance Agency, Single
             Family Revenue Bonds,
             Series VV (1985
             Resolution), 5.250%,
             3/01/17 (Alternative
             Minimum Tax)

      2,500 North Carolina Housing           7/08 at 101        AA    2,342,975
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 2A (1998 Trust
             Agreement), 5.250%,
             7/01/26 (Alternative
             Minimum Tax)

      4,370 North Carolina Housing           1/09 at 101        AA    4,009,344
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 3A (1998 Trust
             Agreement), 5.200%,
             7/01/26 (Alternative
             Minimum Tax)

      3,980 North Carolina Housing           1/09 at 100        AA    3,759,627
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 4A (1998 Trust
             Agreement), 5.300%,
             7/01/26 (Alternative
             Minimum Tax)

        400 Winston Salem, Single            3/01 at 102        A1      408,428
             Family Mortgage Revenue
             Bonds, Series 1990,
             8.000%, 9/01/07
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Industrial/Other - 0.8%

      1,400 Gaston County Industrial        11/01 at 103       N/R    1,454,390
             Facilities and Pollution
             Control Financing
             Authority, Industrial
             Development Revenue
             Bonds, Series 1985 (ABB-
             Combustion Engineering
             Inc.), 8.850%, 11/01/15

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             16.0%

        500 City of Asheville,               2/02 at 102        A1      518,975
             Certificates of
             Participation, Series
             1992, 6.500%, 2/01/08

      1,000 City of Charlotte, General       4/05 at 102       AAA    1,008,910
             Obligation Water and
             Sewer Bonds, Series 1995,
             5.400%, 4/01/20

      1,830 City of Charlotte, General       4/05 at 102       AAA    1,846,305
             Obligation Water and
             Sewer Bonds, Series
             1995A, 5.400%, 4/01/20

      3,000 City of Charlotte,              12/10 at 101       AA+    3,001,230
             Certificates of
             Participation, Series
             2000B (Convention
             Facilities Project),
             5.500%, 12/01/25


--------------------------------------------------------------------------------
17

                 Portfolio of Investments (Unaudited)
                 Nuveen North Carolina Municipal Bond Fund (continued) November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Tax Obligation/Limited
            (continued)

 $    1,975 City of Charlotte,               6/10 at 101       AA+ $  1,975,770
             Certificates of
             Participation, Series 2000D
             (Public Safety Facilities
             Project), 5.500%, 6/01/25

        600 City of Durham, Certificates     6/05 at 102        AA      621,084
             of Participation, Series
             1995, 5.800%, 6/01/15

            County of Harnett,
            Certificates of
            Participation, Series 1994
            (Harnett County Projects):
      1,000  6.200%, 12/01/06               12/04 at 102       AAA    1,073,230
      1,750  6.200%, 12/01/09               12/04 at 102       AAA    1,870,190
        500  6.400%, 12/01/14               12/04 at 102       AAA      537,375

            County of Pitt, Certificates
            of Participation (Pitt
            County Public Facilities
            Project), Series 1997A:
      1,250  5.550%, 4/01/12                 4/07 at 102       AAA    1,298,463
      1,000  5.850%, 4/01/17                 4/07 at 102       AAA    1,040,760

            Puerto Rico Highway and
            Transportation Authority,
            Highway Revenue Bonds,
            Series Y of 1996:
     10,000  5.500%, 7/01/36                 7/16 at 100         A   10,020,300
      2,000  5.500%, 7/01/36                 7/16 at 100       AAA    2,032,620

        555 Puerto Rico Infrastructure       1/01 at 100      BBB+      563,880
             Finance Authority, Special
             Tax Revenue Bonds, Series
             1988A, 7.750%, 7/01/08

            Town of Ramseur, General
            Obligation Water Refunding
            Bonds, Series 1997:
        120  5.750%, 6/01/18                 6/07 at 102       N/R      121,656
        125  5.750%, 6/01/19                 6/07 at 102       N/R      126,351
        125  5.750%, 6/01/20                 6/07 at 102       N/R      125,804
        130  5.750%, 6/01/21                 6/07 at 102       N/R      130,233
        105  5.750%, 6/01/22                 6/07 at 102       N/R      104,936

        715 County of Stokes,                3/01 at 102       AAA      733,504
             Certificates of
             Participation, Series 1991,
             7.000%, 3/01/06

      1,410 County of Union,                 4/03 at 102       AAA    1,482,530
             Certificates of
             Participation, Series 1992,
             6.375%, 4/01/12

-------------------------------------------------------------------------------
            Transportation - 3.7%

      6,000 City of Charlotte, Airport       7/09 at 101       AAA    6,194,220
             Revenue Bonds, Series
             1999B, 6.000%, 7/01/28
             (Alternative Minimum Tax)

        710 Piedmont Triad Airport           7/09 at 101       AAA      734,417
             Authority, Airport Revenue
             Bonds, Series 1999B,
             6.000%, 7/01/21
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            U.S. Guaranteed - 4.5%

        130 Asheville Housing               11/09 at 100    N/R***      159,592
             Development Corporation,
             First Lien Revenue Bonds,
             Series 1980, 10.500%,
             5/01/11 (Pre-refunded to
             11/01/09)

      1,500 County of Buncombe,             12/02 at 102     A+***    1,590,360
             Certificates of
             Participation (1992
             Buncombe County Project),
             6.625%, 12/01/10
             (Pre-refunded to 12/01/02)

      1,000 City of Durham, Certificates    12/01 at 102    Aa3***    1,042,610
             of Participation, Series
             1991, 6.750%, 12/01/11
             (Pre-refunded to 12/01/01)

        995 North Carolina Eastern           1/02 at 100       AAA    1,134,728
             Municipal Power Agency,
             Power System Revenue Bonds,
             Refunding Series 1991A,
             6.500%, 1/01/18

         35 North Carolina Medical Care     No Opt. Call       AAA       39,085
             Commission, Hospital
             Revenue Bonds (Memorial
             Mission Hospital Project),
             Series A, 7.625%, 10/01/08

      1,000 North Carolina Medical Care      2/02 at 102   Baa3***    1,053,570
             Commission, Hospital
             Revenue Bonds (Annie Penn
             Memorial Hospital Project),
             Series 1991, 7.500%,
             8/15/21 (Pre-refunded to
             2/15/02)

            North Carolina Medical Care
            Commission, Hospital Revenue
            Bonds (Halifax Memorial
            Hospital Project), Series
            1992:
      1,275  6.750%, 8/15/14 (Pre-           8/02 at 102   Baa1***    1,344,641
             refunded to 8/15/02)
      1,000  6.750%, 8/15/24 (Pre-           8/02 at 102   Baa1***    1,054,620
             refunded to 8/15/02)

        700 County of Pender,                6/01 at 102   Baa1***      725,424
             Certificates of
             Participation, Series 1991,
             7.700%, 6/01/11 (Pre-
             refunded to 6/01/01)

        295 The Board of Governors of        6/01 at 102       AAA      304,682
             the University of North
             Carolina at Chapel Hill,
             Student Fee Revenue Bonds,
             Series 1991 (Student
             Recreation Center), 7.000%,
             6/01/08 (Pre-refunded to
             6/01/01)

--------------------------------------------------------------------------------
18

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Utilities - 14.1%

            Coastal Regional Solid Waste
            Management Authority, Solid
            Waste System Revenue Bonds,
            Series 1992:
 $    1,000  6.300%, 6/01/04                 6/02 at 102        A3 $  1,045,850
      1,000  6.500%, 6/01/08                 6/02 at 102        A3    1,048,720

      2,000 City of Concord, Utilities      12/08 at 101       AAA    1,936,140
             Systems Refunding Revenue
             Bonds, Series 1998B,
             5.000%, 12/01/17

      1,845 City of Fayetteville Public      3/05 at 102       AAA    1,838,137
             Works Commission, Revenue
             Bonds, Series 1995A,
             5.250%, 3/01/16

      2,000 City of Greenville,              9/04 at 102        A+    2,079,000
             Greenville Utilities
             Commission, Combined
             Enterprise System Revenue
             Bonds, Series 1994, 6.000%,
             9/01/16

      5,300 North Carolina Eastern          No Opt. Call       AAA    5,722,675
             Municipal Power Agency,
             Power System Revenue Bonds,
             Refunding Series 1993B,
             6.000%, 1/01/18

      5,000 North Carolina Eastern           1/10 at 101       BBB    5,211,200
             Municipal Power Agency,
             Power System Revenue Bonds,
             Series 1999D,
             6.750%, 1/01/26

      1,000 North Carolina Municipal         1/03 at 100      BBB+      986,660
             Power Agency Number 1,
             Catawba Electric Revenue
             Bonds, Series 1992,
             5.750%, 1/01/15

      5,665 North Carolina Municipal         1/10 at 101      BBB+    5,837,726
             Power Agency Number 1,
             Catawba Electric Revenue
             Bonds, Series 1999B,
             6.500%, 1/01/20

        870 City of Shelby, Combined         5/05 at 102        A-      872,523
             Enterprise System Revenue
             Bonds, Series 1995A,
             5.500%, 5/01/17

-------------------------------------------------------------------------------
            Water and Sewer - 4.2%

      4,500 City of Charlotte, Water and     6/10 at 101       AA+    4,382,055
             Sewer System Revenue Bonds,
             Series 2000, 5.250%,
             6/01/25

      1,000 County of Dare, Utilities        6/08 at 102       AAA      892,660
             System Revenue Bonds,
             Series 1998A, 4.750%,
             6/01/24

      2,500 City of Raleigh, Combined        3/09 at 101       AA+    2,231,650
             Enterprise System Revenue
             Bonds, Series 1999, 4.750%,
             3/01/24

        334 Woodfin Treatment Facility,     No Opt. Call       N/R      333,940
             Inc., Proportionate
             Interest Certificates,
             5.500%, 12/01/03

-------------------------------------------------------------------------------
 $  192,989 Total Investments (cost                                 185,191,687
             $182,691,792) - 98.2%
-------------------------------------------------------------------------------
------------
            Other Assets Less                                         3,468,937
             Liabilities - 1.8%
         ----------------------------------------------------------------------
            Net Assets - 100%                                      $188,660,624
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
19

                 Portfolio of Investments (Unaudited)
                 Nuveen Tennessee Municipal Bond Fund
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 10.9%

 $    3,000 Industrial Development           7/03 at 103       AA- $  3,139,710
             Board of the City of
             Chattanooga, Pollution
             Control Revenue Bonds,
             Series 1982A (E.I. du
             Pont de Nemours and
             Company), 6.350%, 7/01/22

     12,000 The Industrial Development       5/04 at 102       AA-   12,795,000
             Board of Humphreys
             County, Solid Waste
             Disposal Facility Bonds,
             Series 1994 (E.I. du Pont
             de Nemours and Company
             Project), 6.700%, 5/01/24
             (Alternative Minimum Tax)

     10,000 The Industrial Development       3/01 at 102       BBB   10,139,000
             Board of the County of
             McMinn, Pollution Control
             Facilities Revenue Bonds,
             Series 1991 (Calhoun
             Newsprint Company
             Project - Bowater
             Incorporated Obligor),
             7.625%, 3/01/16
             (Alternative Minimum Tax)

      4,950 The Industrial Development      12/02 at 102       BBB    5,096,075
             Board of the County of
             McMinn, Solid Waste
             Recycling Facilities
             Revenue Bonds, Series
             1992 (Calhoun Newsprint
             Company Project - Bowater
             Incorporated Obligor),
             7.400%, 12/01/22
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Consumer Cyclicals - 2.6%

      7,000 The Industrial Development       9/04 at 102         A    7,348,180
             Board of Maury County,
             Multi-Modal
             Interchangeable Rate
             Pollution Control
             Refunding Revenue Bonds
             (Saturn Corporation
             Project), Series 1994,
             6.500%, 9/01/24

-------------------------------------------------------------------------------
            Consumer Staples - 2.9%

      6,750 The Industrial Development       2/03 at 102        AA    6,887,295
             Board of Loudon County,
             Solid Waste Disposal
             Revenue Bonds (Kimberly-
             Clark Corporation
             Project), Series 1993,
             6.200%, 2/01/23
             (Alternative Minimum Tax)

        250 Memphis-Shelby Industrial       No Opt. Call        A1      252,523
             Development Board,
             Industrial Development
             Revenue Bonds (Colonial
             Baking Company Memphis
             Project), Series 1981,
             9.500%, 4/01/01

      1,245 Industrial Development          10/05 at 102        A3    1,255,819
             Board of the City of
             South Fulton, Industrial
             Development Revenue Bonds
             (Tyson Foods, Inc.
             Project), Series 1995,
             6.400%, 10/01/20
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 1.3%

      3,705 Tennessee State School       5/02 at 101 1/2       AAA    3,853,274
             Bond Authority, Higher
             Educational Facilities
             Bonds, 1992 Series A,
             6.250%, 5/01/22

-------------------------------------------------------------------------------
            Energy - 1.4%

      4,000 The Industrial Development       8/10 at 101      BBB-    4,031,240
             Board of the County of
             Maury, Solid Waste
             Disposal Revenue Bonds,
             Series 2000B (Occidental
             Petroleum Corp. Project),
             6.300%, 8/01/18
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Healthcare - 14.9%

      3,060 Blount County, Hospital          7/08 at 100      Baa1    2,429,059
             Revenue Improvement
             Bonds, Series 1998B,
             5.125%, 7/01/19

      4,000 The Health, Educational          6/08 at 101        A-    3,276,080
             and Housing Facility
             Board of the City of
             Chattanooga, Hospital
             Improvement and Refunding
             Revenue Bonds, Series
             1998 (Siskin Hospital for
             Physical Rehabilitation,
             Inc. Project),
             5.250%, 6/01/28

      1,550 The Industrial Development      10/03 at 102         A    1,571,700
             Board of the City of
             Cookeville, Hospital
             Refunding Revenue Bonds,
             Series 1993 (Cookeville
             General Hospital
             Project), 5.750%,
             10/01/10

      7,350 The City of Jackson,             4/05 at 102       AAA    7,454,885
             Hospital Revenue
             Refunding and Improvement
             Bonds, Series 1995
             (Jackson-Madison County
             General Hospital
             Project), 5.625%, 4/01/15

      1,000 The Health, Educational         No Opt. Call       AAA    1,092,820
             and Housing Facilities
             Board of the County of
             Knox, Hospital Revenue
             Bonds, Series 1993A (Fort
             Sanders Alliance
             Obligated Group), 6.250%,
             1/01/13

     16,000 The Health, Educational          4/09 at 101      Baa1   13,955,040
             and Housing Facilities
             Board of the County of
             Knox, Revenue Bonds,
             Series 1999 (University
             Health System, Inc),
             5.625%, 4/01/29

      2,395 The Health and Educational      11/01 at 102       AAA    2,486,441
             Facilities Board of the
             Metropolitan Government
             of Nashville and Davidson
             County, Hospital Revenue
             Bonds, Series 1991
             (Adventist Health
             System - Sunbelt, Inc.),
             7.000%, 11/15/16

      4,000 The Health and Educational      11/10 at 101        A-    3,922,600
             Facilities Board of the
             Metropolitan Government
             of Nashville and Davidson
             County (Adventist Health
             System Sunbelt Obligated
             Group), 6.600%, 11/15/30

      4,000 The Health, Educational          8/05 at 100       AAA    3,957,400
             and Housing Facility
             Board of Shelby County,
             Hospital Revenue
             Refunding Bonds,
             Series 1995 (Methodist
             Health System Inc.),
             5.250%, 8/01/15

      2,500 Sumner County Health,           11/04 at 102        A-    2,743,650
             Educational and Housing
             Facilities Board, Revenue
             Refunding Bonds, Series
             1994 (Sumner Regional
             Health System Inc.),
             7.500%, 11/01/14


--------------------------------------------------------------------------------
20

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Housing/Multifamily - 4.5%

 $    1,200 The Health, Educational and      7/03 at 102       Aaa $  1,213,812
             Housing Facility Board of
             the City of Chattanooga,
             Multifamily Mortgage
             Revenue Refunding Bonds,
             Series 1993A (Windridge
             Apartments FHA-Insured
             Mortgage), 5.950%, 7/01/14

            The Health, Educational and
            Housing Facility Board of
            the City of Chattanooga,
            Housing Revenue Bonds (GNMA
            Collateralized - Rainbow
            Creek Apartments Project),
            Series 1999:
        500  6.125%, 11/20/19               11/09 at 102       AAA      510,195
             (Alternative Minimum Tax)
      3,955  6.375%, 11/20/39               11/09 at 102       AAA    4,025,162
             (Alternative Minimum Tax)

      3,500 The Industrial Development      10/06 at 102       AAA    3,541,055
             Board of the City of
             Franklin, Multifamily
             Housing Revenue Refunding
             Bonds (The Landings
             Apartments Project), Senior
             Series 1996A, 6.000%,
             10/01/26

            Metropolitan Government of
            Nashville and Davidson
            County, Health and
            Educational Facilities
            Board, Housing Mortgage
            Revenue Bonds (Herman
            Street), Series 1992:
        250  7.000%, 6/01/17                 6/02 at 103       AAA      261,325
        495  7.250%, 6/01/32                 6/02 at 103       AAA      518,666

      2,720 The Industrial Development       1/10 at 102       Aaa    2,776,277
             Board of the Metropolitan
             Government of Nashville and
             Davidson County,
            Multifamily Housing Revenue
             Refunding Bonds, Series
             2000A (GNMA
             Collateralized - The Valley
             Forge Apartments Project),
             6.375%, 1/20/31

-------------------------------------------------------------------------------
            Housing/Single Family -
             14.1%

        185 County of Hamilton, Single       3/01 at 102       AAA      188,763
             Family Mortgage Revenue
             Bonds (Home Purchase and
             Rehabilitation Program),
             Series 1990, 8.000%,
             9/01/23 (Alternative
             Minimum Tax)

      6,000 Tennessee Housing                7/06 at 102        AA    6,116,820
             Development Agency,
             Homeownership Program,
             Issue 4A, 6.375%, 7/01/22
             (Alternative Minimum Tax)

        990 Tennessee Housing                7/07 at 102        AA    1,005,286
             Development Agency,
             Homeownership Program
             Bonds, Issue 1996-3,
             5.850%, 7/01/17
             (Alternative Minimum Tax)

         75 Tennessee Housing                7/01 at 102        AA       75,398
             Development Agency,
             Homeownership Program
             Bonds, Issue U, 7.400%,
             7/01/16

      3,845 Tennessee Housing                7/01 at 102        AA    3,904,098
             Development Agency,
             Homeownership Program
             Bonds, Issue T, 7.375%,
             7/01/23 (Alternative
             Minimum Tax)

      2,265 Tennessee Housing                7/02 at 102        AA    2,316,687
             Development Agency,
             Homeownership Program
             Bonds, Issue WR, 6.800%,
             7/01/17

            Tennessee Housing
            Development Agency,
            Homeownership Program Bonds,
            Issue 1998-2:
      4,000  5.350%, 7/01/23                 1/09 at 101        AA    3,773,800
             (Alternative Minimum Tax)
     10,060  5.375%, 7/01/29                 1/09 at 101        AA    9,393,123
             (Alternative Minimum Tax)

      7,700 Tennessee Housing                1/09 at 101        AA    7,290,437
             Development Agency,
             Homeownership Program
             Bonds, Issue 1996-5B
             (Remarketing), 5.375%,
             7/01/23 (Alternative
             Minimum Tax)

      5,500 Tennessee Housing                1/09 at 101        AA    5,595,920
             Development Agency,
             Homeownership Program
             Bonds, Issue 1999-3,
             6.000%, 1/01/20
             (Alternative Minimum Tax)

        915 Tennessee Housing                7/04 at 102        AA      947,839
             Development Agency,
             Mortgage Finance Program
             Bonds, 1994 Series A,
             6.900%, 7/01/25
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Long-Term Care - 2.2%

      2,865 The Health and Educational       2/08 at 102        AA    2,742,206
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Multi-Modal
             Interchangeable Rate Health
             Facility Revenue Bonds
             (Richland Place, Inc.
             Project), Series 1993,
             5.500%, 5/01/23

      4,700 The Health and Educational       7/08 at 102       N/R    3,520,159
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Revenue Refunding
             Bonds, Series 1998 (The
             Blakeford at Green Hills),
             5.650%, 7/01/24

-------------------------------------------------------------------------------
            Tax Obligation/General -
             2.0%

      1,000 Hamilton County, General         2/05 at 102       Aa1    1,080,210
             Obligation Bonds, Series
             1995, 6.250%, 2/01/20

      4,000 Metropolitan Government of       5/07 at 102        AA    3,791,800
             Nashville and Davidson
             County, General Obligation
             Refunding Bonds,
             Series 1997, 5.125%,
             5/15/25

        750 Shelby County, General           4/05 at 101       AA+      769,013
             Obligation Refunding Bonds,
             1995 Series A, 5.625%,
             4/01/14


--------------------------------------------------------------------------------
21

                 Portfolio of Investments (Unaudited)
                 Nuveen Tennessee Municipal Bond Fund (continued)
                 November 30, 2000

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             8.2%

 $    5,000 The Industrial Development      10/10 at 100       AAA $  5,033,350
             Board of the City of
             Chattanooga, Lease Rental
             Revenue Bonds, Series 2000,
             5.625%, 10/01/30

      4,000 The Health and Educational       6/09 at 100       AAA    3,672,920
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Revenue Refunding
             and Improvement Bonds
             (Meharry Medical College
             Project), Series 1996,
             5.000%, 12/01/24

      4,000 The Sports Authority of the      7/06 at 101       AAA    4,064,840
             Metropolitan Government of
             Nashville and Davidson
             County, Public Improvement
             Revenue Bonds (Stadium
             Project), Series 1996,
             5.750%, 7/01/26

     10,300 Puerto Rico Public Building     No Opt. Call         A   10,654,114
             Authority, Revenue
             Refunding Bonds, Series L,
             Guaranteed by the
             Commonwealth of Puerto
             Rico, 5.500%, 7/01/21

-------------------------------------------------------------------------------
            Transportation - 7.3%

            Memphis-Shelby County
            Airport Authority, Airport
            Revenue Bonds, Series 1999D:
      4,000  6.000%, 3/01/24                 3/10 at 101       AAA    4,121,560
             (Alternative Minimum Tax)
      1,640  6.125%, 3/01/25                 3/10 at 101       AAA    1,712,160
             (Alternative Minimum Tax)

      5,545 Memphis-Shelby County            9/01 at 103       BBB    5,813,766
             Airport Authority, Special
             Facilities Revenue Bonds,
             Series 1984 (Federal
             Express Corporation),
             7.875%, 9/01/09

      4,475 Memphis-Shelby County            9/02 at 102       BBB    4,639,009
             Airport Authority, Special
             Facilities Revenue
             Refunding Bonds, Series
             1992 (Federal Express
             Corporation), 6.750%,
             9/01/12

        145 Metropolitan Nashville           7/01 at 102       AAA      149,589
             Airport Authority, Airport
             Improvement Revenue Bonds,
             Refunding Series 1991C,
             6.625%, 7/01/07

      4,385 Metropolitan Nashville           7/01 at 102       AAA    4,518,392
             Airport Authority, Airport
             Improvement Revenue Bonds,
             Refunding Series 1991C,
             6.600%, 7/01/15

-------------------------------------------------------------------------------
            U.S. Guaranteed - 17.7%

      1,930 The Health, Educational and      9/01 at 102       AAA    1,999,384
             Housing Facility Board of
             the City of Chattanooga,
             Hospital Revenue Bonds,
             Series 1991A (Memorial
             Hospital Project), 6.600%,
             9/01/12 (Pre-refunded to
             9/01/01)

            City of Clarksville,
            Hospital Revenue Refunding
            and Improvement Bonds,
            Series 1993 (Clarksville
            Memorial Hospital Project):
      1,000  6.250%, 7/01/08 (Pre-           7/03 at 102   Baa1***    1,057,150
             refunded to 7/01/03)
      1,775  6.250%, 7/01/13 (Pre-           7/03 at 102   Baa1***    1,876,441
             refunded to 7/01/03)
      1,250  6.375%, 7/01/18 (Pre-           7/03 at 102   Baa1***    1,325,213
             refunded to 7/01/03)

      1,125 Eastside Utility District of    11/01 at 102      A***    1,171,429
             Hamilton County, Water
             System Revenue Bonds,
             Series 1992,
             6.750%, 11/01/11 (Pre-
             refunded to 11/01/01)

      5,000 City of Johnson, School          5/06 at 100       AAA    5,504,650
             Sales Tax Revenue and
             Unlimited Tax Bonds, Series
             1994, 6.700%, 5/01/21 (Pre-
             refunded to 5/01/06)

            The Health and Educational
            Facilities Board of the City
            of Johnson, Hospital Revenue
            Refunding and Improvement
            Bonds, Series 1991 (Johnson
            City Medical Center
            Hospital):
        440  6.750%, 7/01/16 (Pre-           7/09 at 100       AAA      455,088
             refunded to 7/01/09)
      1,650  6.750%, 7/01/16                 7/01 at 102       AAA    1,706,579

            The Health and Educational
            Facilities Board of the City
            of Johnson, Hospital Revenue
            Refunding and Improvement
            Bonds, Series 1998C (Johnson
            City Medical Center
            Hospital):
      2,825  5.125%, 7/01/25 (Pre-           7/23 at 100       AAA    2,666,150
             refunded to 7/01/23)
      2,175  5.125%, 7/01/25                 1/09 at 101       AAA    2,041,999
      5,000  5.250%, 7/01/28                 1/09 at 101       AAA    4,796,000

     41,570 The Health and Educational      No Opt. Call       Aaa   10,604,923
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Revenue Bonds,
             Series 1988 (Volunteer
             Healthcare), Subordinate
             Lien, 0.000%, 6/01/21

      1,140 The Health and Educational      10/07 at 105    N/R***    1,435,887
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Revenue Bonds,
             Series 1992A (Mur-Ci Homes
             Inc. Project), 9.000%,
             10/01/22 (Pre-refunded
             to 10/01/07)

      2,500 The Public Building              2/04 at 110       AAA    2,955,100
             Authority of the City of
             Mt. Juliet, Revenue Bonds,
             Series B (Utility District
             Loan Program - Madison
             Suburban Utility District),
             7.800%, 2/01/19 (Pre-
             refunded to 2/01/04)


--------------------------------------------------------------------------------
22

  Principal
     Amount                               Optional Call                 Market
      (000) Description                     Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            U.S. Guaranteed (continued)

 $      250 Shelby County, General          4/05 at 101    AA+*** $    262,458
             Obligation Refunding
             Bonds, 1995 Series A,
             5.625%, 4/01/14 (Pre-
             refunded to 4/01/05)

            Tennessee State Local
            Development Authority,
            Revenue Bonds, Series A
            (State Loan Program):
      1,325  7.000%, 3/01/12 (Pre-          3/01 at 102    AA-***    1,359,689
             refunded to 3/01/01)
      1,175  7.000%, 3/01/21 (Pre-          3/01 at 102    AA-***    1,205,762
             refunded to 3/01/01)

      2,660 Tennessee State Local          10/02 at 102      A***    2,824,016
             Development Authority,
             Revenue Bonds (Community
             Provider Loan Program),
             7.000%, 10/01/21 (Pre-
             refunded to 10/01/02)

      2,300 The White House Utility         1/02 at 102       AAA    2,393,564
             District of Robertson and
             Sumner Counties, Water
             Revenue Refunding and
             Improvement Bonds, Series
             1992B, 6.375%, 1/01/22
             (Pre-refunded to 1/01/02)

            Wilson County, Certificates
            of Participation, Series
            1994 (Wilson County
            Educational Facilities
            Corporation):
      1,500  6.125%, 6/30/10 (Pre-          6/04 at 102     A2***    1,599,420
             refunded to 6/30/04)
      1,500  6.250%, 6/30/15 (Pre-          6/04 at 102     A2***    1,605,555
             refunded to 6/30/04)

-------------------------------------------------------------------------------
            Utilities - 7.1%

      1,520 City of Clarksville, Water,    No Opt. Call       AAA      668,405
             Sewer and Gas Revenue
             Refunding and Improvement
             Bonds, Series 1992,
             0.000%, 2/01/16

      2,700 City of Fayetteville,           4/08 at 101       N/R    2,708,127
             Broadband
             Telecommunications Network
             Revenue Bonds, Series
             2000, 6.500%, 4/01/20

      3,000 City of Jackson, Gas System     4/07 at 100       AAA    2,886,900
             Revenue Bonds, Series
             1997, 5.000%, 4/15/18

            Metropolitan Government of
            Nashville and Davidson
            County, Electric Revenue
            Bonds, Series 1996A:
      7,800  0.000%, 5/15/11               No Opt. Call       AAA    4,582,889
      8,500  0.000%, 5/15/12               No Opt. Call       AAA    4,699,139

     11,000 The Metropolitan Government    No Opt. Call       AAA    3,917,759
             of Nashville and Davidson
             County, Electric System
             Revenue Bonds, 1998 Series
             A, 0.000%, 5/15/19

      1,000 The Middle Utility District    10/02 at 102       AAA    1,051,679
             of Cannon, Cumberland,
             Dekalb, Putnam, Rhea,
             Rutherford, Smith, Warren,
             White and Wilson Counties,
             Gas System Revenue Bonds,
             Series 1992, 6.250%,
             10/01/12

-------------------------------------------------------------------------------
            Water and Sewer - 3.3%

      4,445 City of Knoxville, Waste        4/07 at 101        AA    4,223,594
             Water System Refunding and
             Improvement Bonds, Series
             1998, 5.125%, 4/01/23

      3,000 Madison Suburban Utility        2/08 at 100       AAA    2,846,969
             District, Water Revenue
             Refunding Bonds, Series
             1995, 5.000%, 2/01/19

      1,000 Milcrofton Utility District     2/06 at 102       N/R      901,329
             of Williamson County,
             Waterworks Revenue
             Refunding Bonds, Series
             1996 (Junior Lien),
             6.000%, 2/01/24

      1,500 Wilson County Water and         3/08 at 102      Baa1    1,543,259
             Wastewater Authority,
             Waterworks Revenue
             Refunding and Improvement
             Bonds, Series 1993,
             6.000%, 3/01/14

-------------------------------------------------------------------------------
 $  335,270 Total Investments (cost                                288,302,048
             $287,650,659) - 100.4%
-------------------------------------------------------------------------------
------------
            Other Assets Less                                       (1,060,312)
             Liabilities - (0.4)%
         ----------------------------------------------------------------------
            Net Assets - 100%                                     $287,241,736
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
23

                 Statement of Net Assets (Unaudited)
                 November 30, 2000


                                                           Georgia    Louisiana
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value  $132,725,912 $116,776,908
Cash                                                            --           --
Receivables:
 Interest                                                2,917,717    2,136,996
 Investments sold                                          510,000       25,000
 Shares sold                                                54,181       98,783
Other assets                                                   244          308
-------------------------------------------------------------------------------
  Total assets                                         136,208,054  119,037,995
-------------------------------------------------------------------------------
Liabilities
Cash overdraft                                           1,432,505      890,326
Payable for shares redeemed                                193,516       58,611
Accrued expenses:
 Management fees                                            60,483       53,144
 12b-1 distribution and service fees                        38,418       38,585
 Other                                                      41,784       61,282
Dividends payable                                          216,769      157,784
-------------------------------------------------------------------------------
  Total liabilities                                      1,983,475    1,259,732
-------------------------------------------------------------------------------
Net assets                                            $134,224,579 $117,778,263
-------------------------------------------------------------------------------
Class A Shares
Net assets                                            $101,852,312 $ 80,662,394
Shares outstanding                                       9,736,574    7,479,675
Net asset value and redemption price per share        $      10.46 $      10.78
Offering price per share (net asset value per share
 plus maximum sales charge of 4.20% of offering
 price)                                               $      10.92 $      11.25
-------------------------------------------------------------------------------
Class B Shares
Net assets                                            $ 13,067,293 $ 17,490,301
Shares outstanding                                       1,247,334    1,622,350
Net asset value, offering and redemption price per
 share                                                $      10.48 $      10.78
-------------------------------------------------------------------------------
Class C Shares
Net assets                                            $ 18,493,923 $ 18,927,100
Shares outstanding                                       1,770,973    1,757,017
Net asset value, offering and redemption price per
 share                                                $      10.44 $      10.77
-------------------------------------------------------------------------------
Class R Shares
Net assets                                            $    811,051 $    698,468
Shares outstanding                                          77,762       64,731
Net asset value, offering and redemption price per
 share                                                $      10.43 $      10.79
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
24

                                                    North Carolina    Tennessee
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market
 value                                                $185,191,687 $288,302,048
Cash                                                       553,702           --
Receivables:
 Interest                                                3,466,608    4,582,500
 Investments sold                                               --           --
 Shares sold                                               224,398       75,733
Other assets                                                   591        6,777
-------------------------------------------------------------------------------
  Total assets                                         189,436,986  292,967,058
-------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                  --    4,476,659
Payable for shares redeemed                                245,825      421,277
Accrued expenses:
 Management fees                                            84,356      127,954
 12b-1 distribution and service fees                        45,968       65,122
 Other                                                       7,145      120,073
Dividends payable                                          393,068      514,237
-------------------------------------------------------------------------------
  Total liabilities                                        776,362    5,725,322
-------------------------------------------------------------------------------
Net assets                                            $188,660,624 $287,241,736
-------------------------------------------------------------------------------
Class A Shares
Net assets                                            $158,069,775 $251,830,316
Shares outstanding                                      15,862,046   23,473,223
Net asset value and redemption price per share        $       9.97 $      10.73
Offering price per share (net asset value per
 share plus maximum sales charge of 4.20% of
 offering price)                                      $      10.41 $      11.20
-------------------------------------------------------------------------------
Class B Shares
Net assets                                            $ 13,440,924 $ 12,832,208
Shares outstanding                                       1,346,924    1,194,983
Net asset value, offering and redemption price per
 share                                                $       9.98 $      10.74
-------------------------------------------------------------------------------
Class C Shares
Net assets                                            $ 15,581,331 $ 22,006,076
Shares outstanding                                       1,565,666    2,050,358
Net asset value, offering and redemption price per
 share                                                $       9.95 $      10.73
-------------------------------------------------------------------------------
Class R Shares
Net assets                                            $  1,568,594 $    573,136
Shares outstanding                                         157,305       53,462
Net asset value, offering and redemption price per
 share                                                $       9.97 $      10.72
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
25

                 Statement of Operations (Unaudited)
                 Six Months Ended November 30, 2000


                               Georgia   Louisiana  North Carolina   Tennessee
-------------------------------------------------------------------------------
Investment Income           $4,192,510  $3,579,625   $ 5,673,233   $ 8,915,873
-------------------------------------------------------------------------------
Expenses
Management fees                378,224     324,258       512,611       787,765
12b-1 service fees - Class
 A                             104,563      80,159       157,531       254,519
12b-1 distribution and
 service fees - Class B         61,608      82,722        60,618        61,407
12b-1 distribution and
 service fees - Class C         73,722      72,882        60,250        86,754
Shareholders' servicing
 agent fees and expenses        45,112      34,278        65,502        81,608
Custodian's fees and
 expenses                       37,077      28,498        76,495        91,433
Trustees' fees and
 expenses                        1,905       1,605         2,707         3,810
Professional fees                5,857       5,232         6,519         6,536
Shareholders' reports -
  printing and mailing
 expenses                       19,172      14,027        22,683        31,313
Federal and state
 registration fees               2,306       2,306         2,507         3,660
Other expenses                   4,655       5,142         6,191         8,073
-------------------------------------------------------------------------------
Total expenses before
 custodian fee credit          734,201     651,109       973,614     1,416,878
 Custodian fee credit               --      (3,577)       (3,934)      (71,487)
-------------------------------------------------------------------------------
Net expenses                   734,201     647,532       969,680     1,345,391
-------------------------------------------------------------------------------
Net investment income        3,458,309   2,932,093     4,703,553     7,570,482
-------------------------------------------------------------------------------
Realized and Unrealized
 Gain (Loss) from
 Investments
Net realized gain (loss)
 from investment
 transactions                 (320,167)   (187,105)      (53,897)      868,618
Net change in unrealized
 appreciation or
 depreciation of
 investments                 6,324,025   5,878,508     9,098,639     9,711,691
-------------------------------------------------------------------------------
Net gain from investments    6,003,858   5,691,403     9,044,742    10,580,309
-------------------------------------------------------------------------------
Net increase in net assets
 from operations            $9,462,167  $8,623,496   $13,748,295   $18,150,791
-------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
26

                 Statement of Changes in Net Assets (Unaudited)


                                   Georgia                    Louisiana
                          --------------------------  --------------------------
                            Six Months          Year    Six Months          Year
                                 Ended         Ended         Ended         Ended
                              11/30/00       5/31/00      11/30/00       5/31/00
---------------------------------------------------------------------------------
Operations
Net investment income     $  3,458,309  $  7,236,527  $  2,932,093  $  6,361,766
Net realized gain (loss)
 from investment
 transactions                 (320,167)   (1,858,006)     (187,105)   (2,160,063)
Net change in unrealized
 appreciation or
 depreciation of
 investments                 6,324,025   (12,307,519)    5,878,508   (11,522,122)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                  9,462,167    (6,928,998)    8,623,496    (7,320,419)
---------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                    (2,650,028)   (5,865,555)   (2,052,307)   (4,504,634)
 Class B                      (278,213)     (530,214)     (382,069)     (839,880)
 Class C                      (442,959)     (962,716)     (444,567)     (962,361)
 Class R                       (16,036)      (20,772)      (24,203)     (100,777)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --      (437,997)           --       (28,034)
 Class B                            --       (47,899)           --        (6,316)
 Class C                            --       (82,105)           --        (6,860)
 Class R                            --        (1,680)           --          (728)
---------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders               (3,387,236)   (7,948,938)   (2,903,146)   (6,449,590)
---------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                   5,866,306    17,497,176     4,240,993    18,968,563
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               1,315,912     3,151,570       926,243     2,151,796
---------------------------------------------------------------------------------
                             7,182,218    20,648,746     5,167,236    21,120,359
Cost of shares redeemed    (15,873,175)  (33,781,868)   (7,932,623)  (34,376,053)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions         (8,690,957)  (13,133,122)   (2,765,387)  (13,255,694)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets              (2,616,026)  (28,011,058)    2,954,963   (27,025,703)
Net assets at the
 beginning of period       136,840,605   164,851,663   114,823,300   141,849,003
---------------------------------------------------------------------------------
Net assets at the end of
 period                   $134,224,579  $136,840,605  $117,778,263  $114,823,300
---------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period        $    (70,167) $   (141,240) $    (15,320) $    (44,267)
---------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
27

                               North Carolina                 Tennessee
                          --------------------------  --------------------------
                            Six Months          Year    Six Months          Year
                                 Ended         Ended         Ended         Ended
                              11/30/00       5/31/00      11/30/00       5/31/00
---------------------------------------------------------------------------------
Operations
Net investment income     $  4,703,553  $  9,741,169  $  7,570,482  $ 15,051,981
Net realized gain (loss)
 from investment
 transactions                  (53,897)   (2,469,733)      868,618      (803,231)
Net change in unrealized
 appreciation or
 depreciation of
 investments                 9,098,639   (15,748,868)    9,711,691   (26,425,394)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 13,748,295    (8,477,432)   18,150,791   (12,176,644)
---------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                    (4,028,277)   (8,416,716)   (6,554,944)  (13,463,555)
 Class B                      (277,900)     (475,616)     (284,909)     (555,619)
 Class C                      (368,528)     (779,526)     (531,273)   (1,190,650)
 Class R                       (38,362)      (69,455)      (15,061)      (28,304)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --            --            --            --
 Class B                            --            --            --            --
 Class C                            --            --            --            --
 Class R                            --            --            --            --
---------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders               (4,713,067)   (9,741,313)   (7,386,187)  (15,238,128)
---------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                   8,011,283    22,428,233     8,286,551    31,814,973
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               2,310,329     4,811,012     3,036,703     6,596,626
---------------------------------------------------------------------------------
                            10,321,612    27,239,245    11,323,254    38,411,599
Cost of shares redeemed    (12,689,702)  (39,824,543)  (19,394,247)  (53,455,965)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions         (2,368,090)  (12,585,298)   (8,070,993)  (15,044,366)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets               6,667,138   (30,804,043)    2,693,611   (42,459,138)
Net assets at the
 beginning of period       181,993,486   212,797,529   284,548,125   327,007,263
---------------------------------------------------------------------------------
Net assets at the end of
 period                   $188,660,624  $181,993,486  $287,241,736  $284,548,125
---------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period        $     (4,676) $      4,838  $     23,032  $   (161,263)
---------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
28

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the "Trust") is an open-end investment com-pany registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Georgia Municipal Bond Fund ("Georgia"), the Nuveen Louisiana Municipal Bond Fund ("Louisiana"), the Nuveen North Carolina Munici-pal Bond Fund ("North Carolina"), and the Nuveen Tennessee Municipal Bond Fund ("Tennessee") (collectively, the "Funds"). The Trust was organized as a Massa-chusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at am-ortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2000, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties when required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, if any, to retain such tax-exempt status when distributed to shareholders of the Funds.

-------------------------------------------------------------------------------
29

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of investors.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2000.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                             Georgia
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                11/30/00                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    356,765  $  3,702,265     825,461  $  8,544,862
 Class B                     63,254       655,392     383,728     3,976,797
 Class C                    109,741     1,131,476     471,068     4,866,904
 Class R                     36,182       377,173      10,463       108,613
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    101,909     1,050,838     247,168     2,562,706
 Class B                      9,580        98,928      21,073       218,203
 Class C                     15,181       156,247      34,030       351,928
 Class R                        962         9,899       1,818        18,733
----------------------------------------------------------------------------
                            693,574     7,182,218   1,994,809    20,648,746
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,156,003)  (11,959,937) (2,266,825)  (23,297,228)
 Class B                    (69,519)     (719,014)   (247,793)   (2,544,506)
 Class C                   (308,876)   (3,194,224)   (765,079)   (7,891,329)
 Class R                         --            --      (4,837)      (48,805)
----------------------------------------------------------------------------
                         (1,534,398)  (15,873,175) (3,284,534)  (33,781,868)
----------------------------------------------------------------------------
Net increase (decrease)    (840,824) $ (8,690,957) (1,289,725) $(13,133,122)
----------------------------------------------------------------------------

-------------------------------------------------------------------------------
30

                                            Louisiana
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                11/30/00                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    205,424  $  2,180,613     785,689  $  8,401,450
 Class B                     68,091       726,720     446,286     4,853,551
 Class C                    125,469     1,333,524     533,059     5,679,766
 Class R                         13           136       2,998        33,796
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                     68,205       723,602     154,147     1,642,509
 Class B                     10,138       107,542      24,548       260,848
 Class C                      6,973        73,904      16,397       174,250
 Class R                      1,986        21,195       6,835        74,189
----------------------------------------------------------------------------
                            486,299     5,167,236   1,969,959    21,120,359
----------------------------------------------------------------------------
Shares redeemed:
 Class A                   (349,869)   (3,720,283) (2,101,264)  (22,256,744)
 Class B                   (130,303)   (1,393,718)   (455,632)   (4,781,672)
 Class C                   (234,690)   (2,497,340)   (569,275)   (5,975,857)
 Class R                    (30,007)     (321,282)   (132,474)   (1,361,780)
----------------------------------------------------------------------------
                           (744,869)   (7,932,623) (3,258,645)  (34,376,053)
----------------------------------------------------------------------------
Net increase (decrease)    (258,570) $ (2,765,387) (1,288,686) $(13,255,694)
----------------------------------------------------------------------------

                                         North Carolina
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                11/30/00                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    555,878  $  5,467,140   1,458,315  $ 14,186,851
 Class B                    164,754     1,616,456     389,060     3,813,690
 Class C                     77,201       756,501     409,263     4,079,009
 Class R                     17,334       171,186      35,454       348,683
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    198,522     1,945,163     420,281     4,109,465
 Class B                     13,191       129,574      23,669       231,544
 Class C                     21,128       206,722      42,432       414,235
 Class R                      2,944        28,870       5,710        55,768
----------------------------------------------------------------------------
                          1,050,952    10,321,612   2,784,184    27,239,245
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,021,006)  (10,026,714) (3,417,695)  (33,067,872)
 Class B                    (45,168)     (446,419)   (219,771)   (2,131,000)
 Class C                   (222,976)   (2,178,486)   (450,529)   (4,368,004)
 Class R                     (3,887)      (38,083)    (26,590)     (257,667)
----------------------------------------------------------------------------
                         (1,293,037)  (12,689,702) (4,114,585)  (39,824,543)
----------------------------------------------------------------------------
Net increase (decrease)    (242,085) $ (2,368,090) (1,330,401) $(12,585,298)
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
31

                                            Tennessee
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                11/30/00                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    685,088  $  7,260,558   2,319,290  $ 24,668,758
 Class B                     49,890       530,489     330,315     3,544,572
 Class C                     46,786       494,147     327,343     3,527,563
 Class R                        128         1,357       7,089        74,080
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    256,856     2,722,679     551,779     5,886,318
 Class B                     13,331       141,480      26,020       277,252
 Class C                     15,422       163,497      38,758       413,470
 Class R                        854         9,047       1,836        19,586
----------------------------------------------------------------------------
                          1,068,355    11,323,254   3,602,430    38,411,599
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,476,305)  (15,701,028) (4,174,615)  (44,481,379)
 Class B                    (78,987)     (842,077)   (243,522)   (2,583,668)
 Class C                   (267,944)   (2,846,074)   (600,687)   (6,361,852)
 Class R                       (477)       (5,068)     (2,818)      (29,066)
----------------------------------------------------------------------------
                         (1,823,713)  (19,394,247) (5,021,642)  (53,455,965)
----------------------------------------------------------------------------
Net increase (decrease)    (755,358) $ (8,070,993) (1,419,212) $(15,044,366)
----------------------------------------------------------------------------

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 26, 2000, to shareholders of record on De-cember 8, 2000, as follows:

                            Georgia    Louisiana North Carolina    Tennessee
-------------------------------------------------------------------------------
Dividend per share:
 Class A                     $.0435       $.0455         $.0420       $.0455
 Class B                      .0370        .0390          .0360        .0390
 Class C                      .0385        .0405          .0375        .0405
 Class R                      .0450        .0475          .0435        .0470
-------------------------------------------------------------------------------

North Carolina also declared an ordinary taxable income distribution of $.0003 per share which was paid on December 7, 2000, to shareholders of record on De-cember 4, 2000.

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the six months ended No-vember 30, 2000, were as follows:

                            Georgia    Louisiana North Carolina    Tennessee
-------------------------------------------------------------------------------
Purchases:
 Long-term municipal
  securities             $  240,293  $ 6,537,375    $ 9,180,801  $14,007,075
 Short-term municipal
  securities                     --    1,060,000             --           --
Sales and maturities:
 Long-term municipal
  securities              9,428,753   11,020,880     15,413,800   14,846,051
 Short-term municipal
  securities                     --    1,060,000             --           --
-------------------------------------------------------------------------------

At November 30, 2000, the identified cost of investments owned for federal in-come tax purposes were as follows:

                            Georgia    Louisiana North Carolina    Tennessee
-------------------------------------------------------------------------------
                       $131,885,506 $116,415,554   $184,238,654 $288,047,372
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
32

At May 31, 2000, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                   Georgia  Louisiana North Carolina  Tennessee
---------------------------------------------------------------
Expiration year:
 2003             $     -- $       --     $       -- $2,229,031
 2004                   --         --             --         --
 2005                   --         --             --         --
 2006                   --         --             --         --
 2007                   --         --             --         --
 2008              689,075  1,112,952      1,052,642    406,519
---------------------------------------------------------------
Total             $689,075 $1,112,952     $1,052,642 $2,635,550
---------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at November 30, 2000, were as follows:

                       Georgia    Louisiana  North Carolina    Tennessee
-------------------------------------------------------------------------
Gross unrealized:
 appreciation      $ 4,970,782  $ 4,203,369     $ 5,042,172  $ 8,915,562
 depreciation       (4,130,376)  (3,842,015)     (4,089,139)  (8,660,886)
-------------------------------------------------------------------------
Net unrealized
 appreciation      $   840,406  $   361,354     $   953,033  $   254,676
-------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as fol-lows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For net assets over $2 billion      .4750 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the six months ended November 30, 2000, Nuveen Investments (the "Dis-tributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                            Georgia Louisiana North Carolina Tennessee
----------------------------------------------------------------------
Sales charges collected     $32,170   $40,518        $67,545   $72,702
Paid to authorized dealers   32,170    34,455         66,373    72,702
----------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2000, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                     Georgia Louisiana North Carolina Tennessee
---------------------------------------------------------------
Commission advances  $54,583   $34,560        $77,719   $54,371
---------------------------------------------------------------

-------------------------------------------------------------------------------
33

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2000, the Distributor retained such 12b-1 fees as follows:

                     Georgia Louisiana North Carolina Tennessee
---------------------------------------------------------------
12b-1 fees retained  $61,444   $78,968        $58,962   $57,008
---------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2000, as follows:

               Georgia Louisiana North Carolina Tennessee
---------------------------------------------------------
CDSC retained  $28,805   $41,465        $12,100   $28,603
---------------------------------------------------------

7. Composition of Net Assets

At November 30, 2000, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                               Georgia     Louisiana  North Carolina     Tennessee
-----------------------------------------------------------------------------------
Capital paid-in           $134,463,582  $118,732,286    $188,818,805  $288,730,961
Undistributed (Over-
 distribution of) net
 investment income             (70,167)      (15,320)         (4,676)       23,032
Accumulated net realized
 gain (loss) from
 investment transactions    (2,178,173)   (2,348,373)     (2,653,400)   (2,163,646)
Net unrealized
 appreciation of
 investments                 2,009,337     1,409,670       2,499,895       651,389
-----------------------------------------------------------------------------------
Net assets                $134,224,579  $117,778,263    $188,660,624  $287,241,736
-----------------------------------------------------------------------------------

-------------------------------------------------------------------------------
34

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations     Less Distributions
                       ------------------------  ---------------------
GEORGIA**
                                      Net           From
                                Realized/         and in
                               Unrealized         Excess
             Beginning     Net    Invest-         of Net                Ending
                   Net Invest-       ment        Invest-                   Net
Year Ended       Asset    ment       Gain           ment Capital         Asset
May 31,          Value  Income     (Loss) Total   Income   Gains Total   Value
-----------------------------------------------------------------------------------------------
Class A (3/86)
 2001(e)      $10.01    $.27     $ .44    $ .71   $(.26)  $  --  $(.26) $10.46
 2000          11.02     .52      (.96)    (.44)   (.53)   (.04)  (.57)  10.01
 1999          11.19     .54      (.17)     .37    (.54)     --   (.54)  11.02
 1998          10.57     .56       .62     1.18    (.56)     --   (.56)  11.19
 1997          10.20     .57       .37      .94    (.57)     --   (.57)  10.57
 1996          10.46     .57      (.25)     .32    (.58)     --   (.58)  10.20
Class B (2/97)
 2001(e)       10.02     .23       .45      .68    (.22)     --   (.22)  10.48
 2000          11.03     .44      (.96)    (.52)   (.45)   (.04)  (.49)  10.02
 1999          11.20     .46      (.17)     .29    (.46)     --   (.46)  11.03
 1998          10.57     .48       .63     1.11    (.48)     --   (.48)  11.20
 1997(d)       10.66     .14      (.11)     .03    (.12)     --   (.12)  10.57
Class C (1/94)
 2001(e)        9.99     .24       .44      .68    (.23)     --   (.23)  10.44
 2000          11.00     .46      (.96)    (.50)   (.47)   (.04)  (.51)   9.99
 1999          11.17     .48      (.17)     .31    (.48)     --   (.48)  11.00
 1998          10.55     .50       .62     1.12    (.50)     --   (.50)  11.17
 1997          10.18     .51       .37      .88    (.51)     --   (.51)  10.55
 1996          10.44     .51      (.25)     .26    (.52)     --   (.52)  10.18
Class R (2/97)
 2001(e)        9.98     .28       .44      .72    (.27)     --   (.27)  10.43
 2000          10.99     .53      (.96)    (.43)   (.54)   (.04)  (.58)   9.98
 1999          11.15     .56      (.15)     .41    (.57)     --   (.57)  10.99
 1998          10.57     .58       .59     1.17    (.59)     --   (.59)  11.15
 1997(d)       10.65     .18      (.06)     .12    (.20)     --   (.20)  10.57
-----------------------------------------------------------------------------------------------
Class (Inception Date)
                                             Ratios/Supplemental Data
                       ------------------------------------------------------------------------
                                 Before Credit/        After         After Credit/
                                 Reimbursement    Reimbursement(b)  Reimbursement(c)
GEORGIA**                       ----------------- ----------------- -----------------
                                           Ratio             Ratio             Ratio
                                          of Net            of Net            of Net
                                         Invest-           Invest-           Invest-
                                Ratio of    ment  Ratio of    ment  Ratio of    ment
                                Expenses  Income  Expenses  Income  Expenses  Income
                         Ending       to      to        to      to        to      to
                            Net  Average Average   Average Average   Average Average  Portfolio
Year Ended       Total   Assets      Net     Net       Net     Net       Net     Net   Turnover
May 31,      Return(a)    (000)   Assets  Assets    Assets  Assets    Assets  Assets       Rate
-----------------------------------------------------------------------------------------------
Class A (3/86)
 2001(e)        7.16%  $101,852    .92%*  5.17%*     .92%*  5.17%*     .92%*  5.17%*      --%
 2000          (4.05)   104,434   1.06    4.99      1.06    4.99      1.05    4.99        15
 1999           3.34    128,138    .88    4.68       .74    4.82       .74    4.83        32
 1998          11.37    120,545    .87    4.88       .66    5.09       .66    5.09        25
 1997           9.39    111,518   1.02    5.20       .78    5.44       .78    5.44        39
 1996           3.05    107,862   1.08    5.18       .80    5.46       .80    5.46        59
Class B (2/97)
 2001(e)        6.85     13,067   1.67*   4.42*     1.67*   4.42*     1.67*   4.42*       --
 2000          (4.79)    12,470   1.83    4.23      1.82    4.24      1.82    4.24        15
 1999           2.57     11,991   1.63    3.95      1.51    4.08      1.50    4.08        32
 1998          10.66      3,518   1.62    4.08      1.38    4.32      1.38    4.32        25
 1997(d)         .31        113   1.63*   4.49*     1.32*   4.80*     1.32*   4.80*       39
Class C (1/94)
 2001(e)        6.86     18,494   1.47*   4.62*     1.47*   4.62*     1.47*   4.62*       --
 2000          (4.61)    19,532   1.61    4.44      1.60    4.44      1.60    4.44        15
 1999           2.80     24,358   1.43    4.14      1.30    4.27      1.29    4.28        32
 1998          10.79     18,770   1.42    4.33      1.21    4.54      1.21    4.54        25
 1997           8.80     11,803   1.56    4.63      1.32    4.87      1.32    4.87        39
 1996           2.48      9,433   1.63    4.61      1.34    4.90      1.34    4.90        59
Class R (2/97)
 2001(e)        7.27        811    .72*   5.36*      .72*   5.36*      .72*   5.36*       --
 2000          (3.89)       405    .88    5.19       .88    5.19       .87    5.20        15
 1999           3.67        364    .68    4.89       .55    5.03       .54    5.03        32
 1998          11.23        245    .67    5.04       .45    5.26       .45    5.26        25
 1997(d)        1.11         22    .68*   5.41*      .38*   5.71*      .38*   5.71*       39
-----------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Georgia.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
35

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations     Less Distributions
                          ------------------------  ---------------------
LOUISIANA**
                                         Net           From
                                   Realized/         and in
                                  Unrealized         Excess
                Beginning     Net    Invest-         of Net                Ending
                      Net Invest-       ment        Invest-                   Net
Year Ended May      Asset    ment       Gain           ment Capital         Asset     Total
31,                 Value  Income     (Loss) Total   Income   Gains Total   Value Return(a)
-------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                -----------------------------------------------------------------------
                         Before Credit/        After         After Credit/
                         Reimbursement    Reimbursement(b)  Reimbursement(c)
LOUISIANA**             ----------------- ----------------- -----------------
                                   Ratio             Ratio             Ratio
                                  of Net            of Net            of Net
                                 Invest-           Invest-           Invest-
                        Ratio of    ment  Ratio of    ment  Ratio of    ment
                        Expenses  Income  Expenses  Income  Expenses  Income
                 Ending       to      to        to      to        to      to
                    Net  Average Average   Average Average   Average Average  Portfolio
Year Ended May   Assets      Net     Net       Net     Net       Net     Net   Turnover
31,               (000)   Assets  Assets    Assets  Assets    Assets  Assets       Rate
-------------------------------------------------------------------------------------------
Class A (9/89)
 2001(e)         $10.27    $.28     $  .50   $ .78   $(.27)  $  --  $(.27) $10.78    7.68%
 2000             11.38     .55      (1.11)   (.56)   (.55)     --   (.55)  10.27   (4.82)
 1999             11.55     .57       (.13)    .44    (.57)   (.04)  (.61)  11.38    3.73
 1998             11.10     .59        .49    1.08    (.59)   (.04)  (.63)  11.55    9.88
 1997             10.71     .59        .39     .98    (.59)     --   (.59)  11.10    9.37
 1996             10.80     .59       (.08)    .51    (.60)     --   (.60)  10.71    4.77
Class B (2/97)
 2001(e)          10.27     .24        .50     .74    (.23)     --   (.23)  10.78    7.28
 2000             11.37     .47      (1.10)   (.63)   (.47)     --   (.47)  10.27   (5.55)
 1999             11.55     .48       (.14)    .34    (.48)   (.04)  (.52)  11.37    2.98
 1998             11.09     .50        .50    1.00    (.50)   (.04)  (.54)  11.55    9.18
 1997(d)          11.10     .16         --     .16    (.17)     --   (.17)  11.09    1.44
Class C (2/94)
 2001(e)          10.26     .25        .50     .75    (.24)     --   (.24)  10.77    7.38
 2000             11.36     .49      (1.10)   (.61)   (.49)     --   (.49)  10.26   (5.36)
 1999             11.54     .50       (.13)    .37    (.51)   (.04)  (.55)  11.36    3.20
 1998             11.09     .52        .50    1.02    (.53)   (.04)  (.57)  11.54    9.32
 1997             10.70     .53        .39     .92    (.53)     --   (.53)  11.09    8.78
 1996             10.80     .53       (.09)    .44    (.54)     --   (.54)  10.70    4.12
Class R (2/97)
 2001(e)          10.27     .29        .51     .80    (.28)     --   (.28)  10.79    7.87
 2000             11.38     .57      (1.11)   (.54)   (.57)     --   (.57)  10.27   (4.73)
 1999             11.55     .59       (.13)    .46    (.59)   (.04)  (.63)  11.38    4.03
 1998             11.09     .61        .50    1.11    (.61)   (.04)  (.65)  11.55   10.21
 1997(d)          11.17     .15       (.08)    .07    (.15)     --   (.15)  11.09     .67
-------------------------------------------------------------------------------------------
Class A (9/89)
 2001(e)        $80,662    .90%*  5.17%*     .90%*  5.17%*     .90%*  5.17%*       6%
 2000            77,603   1.00    5.13       .98    5.14       .97    5.15        29
 1999            99,176    .88    4.76       .75    4.89       .75    4.89        11
 1998            89,143    .88    5.00       .75    5.13       .75    5.13        15
 1997            76,030   1.03    5.14       .79    5.38       .79    5.38        25
 1996            72,005   1.09    5.17       .80    5.46       .80    5.46        26
Class B (2/97)
 2001(e)         17,490   1.65*   4.42*     1.65*   4.42*     1.65*   4.42*        6
 2000            17,194   1.75    4.39      1.74    4.40      1.73    4.41        29
 1999            18,870   1.63    4.01      1.50    4.15      1.49    4.15        11
 1998             8,999   1.62    4.21      1.45    4.38      1.45    4.38        15
 1997(d)            917   1.65*   4.50*     1.46*   4.69*     1.46*   4.69*       25
Class C (2/94)
 2001(e)         18,927   1.45*   4.62*     1.45*   4.62*     1.45*   4.62*        6
 2000            19,074   1.55    4.59      1.54    4.60      1.53    4.61        29
 1999            21,352   1.43    4.21      1.30    4.34      1.29    4.34        11
 1998            13,682   1.42    4.45      1.29    4.58      1.29    4.58        15
 1997             7,645   1.57    4.59      1.33    4.83      1.33    4.83        25
 1996             5,658   1.64    4.58      1.35    4.87      1.35    4.87        26
Class R (2/97)
 2001(e)            698    .71*   5.38*      .71*   5.38*      .70*   5.38*        6
 2000               953    .75    5.31       .73    5.33       .72    5.34        29
 1999             2,451    .68    4.97       .55    5.10       .55    5.10        11
 1998                28    .67    5.17       .52    5.32       .52    5.32        15
 1997(d)             --    .08*   5.27*      .04*   5.31*      .04*   5.31*       25
-------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Louisiana.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
36

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations      Less Distributions
                      -------------------------  -----------------------
NORTH CAROLINA**
                                                    From
                                     Net          and in
                               Realized/          Excess
            Beginning     Net Unrealized          of Net                  Ending              Ending
                  Net Invest-    Invest-         Invest-                     Net                 Net
Year Ended      Asset    ment  ment Gain            ment  Capital          Asset     Total    Assets
May 31,         Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)     (000)
----------------------------------------------------------------------------------------------------
Class A (3/86)
 2001(e)       $ 9.49    $.25      $ .48  $ .73    $(.25)    $ --  $(.25) $ 9.97      7.77% $158,070
 2000           10.38     .49       (.89)  (.40)    (.49)      --   (.49)   9.49     (3.81)  153,091
 1999           10.62     .51       (.15)   .36     (.51)    (.09)  (.60)  10.38      3.43   183,370
 1998           10.28     .53        .34    .87     (.53)      --   (.53)  10.62      8.69   186,340
 1997           10.05     .54        .23    .77     (.54)      --   (.54)  10.28      7.79   181,595
 1996           10.23     .55       (.18)   .37     (.55)      --   (.55)  10.05      3.67   185,016
Class B (2/97)
 2001(e)         9.51     .21        .48    .69     (.22)      --   (.22)   9.98      7.25    13,441
 2000           10.39     .42       (.88)  (.46)    (.42)      --   (.42)   9.51     (4.44)   11,541
 1999           10.62     .44       (.15)   .29     (.43)    (.09)  (.52)  10.39      2.73    10,609
 1998           10.28     .45        .35    .80     (.46)      --   (.46)  10.62      7.89     3,609
 1997(d)        10.33     .12       (.06)   .06     (.11)      --   (.11)  10.28       .64       271
Class C (10/93)
 2001(e)         9.48     .22        .48    .70     (.23)      --   (.23)   9.95      7.38    15,581
 2000           10.36     .44       (.88)  (.44)    (.44)      --   (.44)   9.48     (4.28)   16,023
 1999           10.60     .46       (.16)   .30     (.45)    (.09)  (.54)  10.36      2.85    17,507
 1998           10.26     .47        .34    .81     (.47)      --   (.47)  10.60      8.09     8,291
 1997           10.03     .48        .23    .71     (.48)      --   (.48)  10.26      7.20     7,065
 1996           10.22     .49       (.18)   .31     (.50)      --   (.50)  10.03      3.01     6,589
Class R (2/97)
 2001(e)         9.50     .26        .47    .73     (.26)      --   (.26)   9.97      7.75     1,569
 2000           10.38     .51       (.88)  (.37)    (.51)      --   (.51)   9.50     (3.53)    1,338
 1999           10.62     .53       (.15)   .38     (.53)    (.09)  (.62)  10.38      3.61     1,312
 1998           10.28     .55        .34    .89     (.55)      --   (.55)  10.62      8.88       848
 1997(d)        10.27     .18        .01    .19     (.18)      --   (.18)  10.28      1.92       405
----------------------------------------------------------------------------------------------------
Class (Inception Date)
                         Ratios/Supplemental Data
            -------------------------------------------------------------------------
             Before Credit/           After            After Credit/
             Reimbursement       Reimbursement(b)     Reimbursement(c)
NORTH CAROLINA**---------------- -------------------- --------------------
                         Ratio                Ratio                Ratio
                            of                   of                   of
                           Net                  Net                  Net
                       Invest-              Invest-              Invest-
            Ratio of      ment   Ratio of      ment   Ratio of      ment
            Expenses    Income   Expenses    Income   Expenses    Income
                  to        to         to        to         to        to
             Average   Average    Average   Average    Average   Average   Portfolio
Year Ended       Net       Net        Net       Net        Net       Net    Turnover
May 31,       Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------
Class A (3/86)
 2001(e)         .94%*    5.10%*      .94%*    5.10%*      .94%*    5.11%*         5%
 2000           1.00      5.06       1.00      5.06        .99      5.07          23
 1999            .87      4.66        .74      4.79        .74      4.80          11
 1998            .86      5.06        .86      5.06        .86      5.06          29
 1997           1.00      5.24        .93      5.31        .93      5.31          23
 1996           1.03      5.19        .90      5.32        .90      5.32          54
Class B (2/97)
 2001(e)        1.69*     4.35*      1.69*     4.35*      1.69*     4.35*          5
 2000           1.76      4.31       1.76      4.31       1.75      4.32          23
 1999           1.63      3.92       1.44      4.11       1.44      4.11          11
 1998           1.61      4.23       1.61      4.23       1.61      4.23          29
 1997(d)        1.62*     4.60*      1.62*     4.60*      1.62*     4.60*         23
Class C (10/93)
 2001(e)        1.49*     4.55*      1.49*     4.55*      1.49*     4.56*          5
 2000           1.55      4.51       1.55      4.51       1.54      4.52          23
 1999           1.43      4.12       1.24      4.31       1.24      4.31          11
 1998           1.41      4.50       1.41      4.50       1.41      4.50          29
 1997           1.54      4.70       1.48      4.76       1.48      4.76          23
 1996           1.58      4.64       1.45      4.77       1.45      4.77          54
Class R (2/97)
 2001(e)         .74*     5.29*       .74*     5.29*       .74*     5.30*          5
 2000            .81      5.26        .81      5.26        .80      5.27          23
 1999            .67      4.86        .53      5.01        .53      5.01          11
 1998            .66      5.24        .66      5.24        .66      5.24          29
 1997(d)         .66*     5.57*       .66*     5.57*       .66*     5.57*         23
----------------------------------------------------------------------------------------------------

*  Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship North Carolina.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
37

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                         Investment Operations      Less Distributions
                        -------------------------  ----------------------
 TENNESSEE**
                                       Net            From
 Class (Inception Date)          Realized/          and in
                                Unrealized     Ratios/SupplementalEDataxcess
              Beginning  ---Net----Invest-----------of-Net-----------------Ending--------------------------
                    Net Invest-    BeforemCredit/ent        AfterInvest-     After Credit/  Net
 Year Ended       Asset    ment    ReimbursementGain   Reimbursement(b)ment Reimbursement(c)Capital         Asset
 TENNESSEE**May 31,          Value--Income-----(Loss)- Total---Income----Gains-Total---Value----
                                               Ratio                Ratio                Ratio
                                              of Net               of Net               of Net
                                             Invest-              Invest-              Invest-
                                  Ratio of      ment   Ratio of      ment   Ratio of      ment
                                  Expenses    Income   Expenses    Income   Expenses    Income
                           Ending       to        to         to        to         to        to
                              Net  Average   Average    Average   Average    Average   Average   Portfolio
 Year Ended       Total    Assets      Net       Net        Net       Net        Net       Net    Turnover
 May 31,      Return(a)     (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 Class A (11/87)
 2001(e)         $10.34    $.28      $ .38  $ .66    $(.27)    $--  $(.27) $10.73
 2000             11.30     .54       (.95)  (.41)    (.55)     --   (.55)  10.34
 1999             11.46     .55       (.15)   .40     (.56)     --   (.56)  11.30
 1998             11.06     .58        .40    .98     (.58)     --   (.58)  11.46
 1997             10.83     .59        .23    .82     (.59)     --   (.59)  11.06
 1996             11.01     .59       (.18)   .41     (.59)     --   (.59)  10.83
 Class B (2/97)
 2001(e)          10.35     .24        .39    .63     (.24)     --   (.24)  10.74
 2000             11.30     .46       (.94)  (.48)    (.47)     --   (.47)  10.35
 1999             11.46     .47       (.16)   .31     (.47)     --   (.47)  11.30
 1998             11.06     .49        .40    .89     (.49)     --   (.49)  11.46
 1997(d)          11.14     .14       (.09)   .05     (.13)     --   (.13)  11.06
 Class C (10/93)
 2001(e)          10.34     .25        .38    .63     (.24)     --   (.24)  10.73
 2000             11.30     .48       (.95)  (.47)    (.49)     --   (.49)  10.34
 1999             11.45     .49       (.15)   .34     (.49)     --   (.49)  11.30
 1998             11.05     .52        .39    .91     (.51)     --   (.51)  11.45
 1997             10.82     .53        .23    .76     (.53)     --   (.53)  11.05
 1996             11.00     .53       (.18)   .35     (.53)     --   (.53)  10.82
 Class R (2/97)
 2001(e)          10.33     .29        .38    .67     (.28)     --   (.28)  10.72
 2000             11.28     .56       (.94)  (.38)    (.57)     --   (.57)  10.33
 1999             11.44     .57       (.15)   .42     (.58)     --   (.58)  11.28
 1998             11.04     .60        .40   1.00     (.60)     --   (.60)  11.44
 1997(d)          11.09     .20       (.05)   .15     (.20)     --   (.20)  11.04
-----------------------------------------------------------------------------------------------------------------
 Class A (11/87)
 2001(e)           6.47% $251,830      .90%*    5.23%*      .90%*    5.23%*      .85%*    5.28%*         5%
 2000             (3.65)  248,148      .99      5.08        .99      5.08        .98      5.10          15
 1999              3.47   285,935      .84      4.81        .84      4.81        .84      4.81          16
 1998              9.01   278,232      .84      5.09        .82      5.11        .82      5.11          15
 1997              7.71   257,475      .97      5.23        .85      5.35        .85      5.35          23
 1996              3.78   250,886     1.01      5.17        .88      5.30        .88      5.30          38
 Class B (2/97)
 2001(e)           6.07    12,832     1.65*     4.48*      1.65*     4.48*      1.60*     4.53*          5
 2000             (4.29)   12,527     1.75      4.33       1.75      4.33       1.73      4.35          15
 1999              2.72    12,410     1.59      4.07       1.59      4.08       1.59      4.08          16
 1998              8.21     5,775     1.59      4.30       1.58      4.31       1.58      4.31          15
 1997(d)            .42       537     1.60*     4.49*      1.37*     4.72*      1.37*     4.72*         23
 Class C (10/93)
 2001(e)           6.17    22,006     1.45*     4.68*      1.45*     4.68*      1.40*     4.73*          5
 2000             (4.21)   23,327     1.54      4.53       1.54      4.53       1.52      4.55          15
 1999              2.97    28,134     1.39      4.27       1.39      4.27       1.39      4.27          16
 1998              8.39    20,673     1.39      4.53       1.37      4.55       1.37      4.55          15
 1997              7.12    15,049     1.53      4.67       1.40      4.80       1.40      4.80          23
 1996              3.22    15,483     1.56      4.62       1.43      4.75       1.43      4.75          38
 Class R (2/97)
 2001(e)           6.56       573      .70*     5.43*       .70*     5.43*       .65*     5.48*          5
 2000             (3.40)      547      .81      5.29        .81      5.29        .79      5.31          15
 1999              3.68       529      .64      5.01        .64      5.01        .64      5.01          16
 1998              9.20       534      .64      5.27        .62      5.29        .62      5.29          15
 1997(d)           1.40       248      .66*     5.55*       .46*     5.75*       .46*     5.75*         23
-----------------------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended May 31, 1997, reflects the financial highlights of Flagship Tennessee.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended November 30, 2000.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
38

                                     Notes

                                     Notes

Fund Information


Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter W. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


Fund Manager

Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606


Legal Counsel

Morgan, Lewis & Bockius LLP
Washington, D.C.


Independent Public Accountants

Arthur Andersen LLP
Chicago, IL


Transfer Agent and Shareholder Services

Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 257-8787










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Program.

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